UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 97.8%
Alabama – 2.5%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
$2,500,000	5.750%	10/01/30	$ 2,916,375
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB-/NR)
1,780,000	5.750	12/01/36	1,805,614
Auburn University General Fee RB Refunding Series 2015 A (AA-/Aa2)
1,205,000	4.000	06/01/19	1,328,404
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	583,510
100,000	5.000	11/15/21	101,462
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
350,000	5.000	10/01/44	370,391
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/21	1,101,580
3,000,000	6.000	10/01/42	3,354,780
3,000,000	6.500	10/01/53	3,444,810

			15,006,926

Arizona – 2.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
5,150,000	1.000	01/01/37	4,614,040
Arizona State University System RB Refunding Series 2015 B (AA/Aa3)
3,000,000	5.000	07/01/19	3,426,060
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/40	2,523,840
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A-2 (AMT) (A-/NR)(b)
1,410,000	1.600	03/01/18	1,392,967

			11,956,907

Arkansas – 0.8%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/Baa1)
770,000	3.000	02/01/18	793,878
1,845,000	3.000	02/01/19	1,906,955
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
505,000	5.500	07/01/23	532,295
City of Little Rock Sewer RB Refunding Series 2015 (NR/Aa3)
1,250,000	4.000	04/01/21	1,389,113

			4,622,241

California – 17.2%
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)
5,000,000	5.000	11/01/39	5,639,750

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(c)
$1,000,000	6.500%	10/01/18	$ 1,175,390
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/35	428,708
California State Various Purpose GO Bonds Series 2009 (A+/Aa3)
5,000,000	5.250	10/01/25	5,786,700
5,000,000	6.500	04/01/33	5,935,000
2,750,000	6.000	04/01/38	3,205,565
California State Various Purpose GO Bonds Series 2010 (A+/Aa3)
1,250,000	6.000	03/01/33	1,499,988
1,500,000	5.500	03/01/40	1,732,830
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)(d)
345,000	5.000	09/01/30	364,644
375,000	5.000	09/01/37	387,015
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A+/NR)
1,435,000	5.750	08/15/38	1,600,958
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,326,380
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
15,000	5.250	10/01/19	15,046
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(e)
3,500,000	0.000	06/01/34	1,537,340
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	546,080
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(e)
18,000,000	0.000	06/01/47	1,332,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(e)
19,500,000	0.000	06/01/47	699,075
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
2,500,000	4.500	06/01/27	2,343,900
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)
5,000,000	5.250	08/01/39	5,797,950
Los Angeles County Metropolitan Transportation Authority RB Refunding for Union Station Project Series 2004 D (AMBAC) (A/A1)(a)
2,100,000	0.419	07/01/27	1,989,515

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(e)
$2,000,000	0.000%	08/01/37	$ 693,080
4,500,000	0.000	08/01/38	1,469,700
4,500,000	0.000	08/01/39	1,390,275
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(e)
1,205,000	0.000	08/01/26	824,280
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,295,265
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125	11/01/29	4,270,210
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(f)
5,000,000	0.000	08/01/35	3,899,500
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,204,705
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
2,500,000	6.750	11/01/39	2,738,900
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
2,150,000	0.000	08/01/31	1,069,990
4,150,000	0.000	08/01/32	1,944,815
3,500,000	0.000	08/01/33	1,541,505
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(f)
6,450,000	0.000	08/01/38	6,522,240
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
4,000,000	5.000	05/01/31	4,404,320
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
5,000,000	5.000	09/01/27	4,963,700
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(a)
5,000,000	0.719	12/01/35	4,514,750
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,479,800
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(e)
5,000,000	0.000	07/01/39	1,699,450
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/28	2,312,900
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (AA-/A3)(e)
1,605,000	0.000	01/15/26	1,055,705
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(a)
5,000,000	0.924	05/15/43	4,262,200

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (AA-/A3)
$725,000	5.250%	09/01/19	$ 726,486
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(e)
1,175,000	0.000	08/01/25	810,691

			104,438,301

Colorado – 2.2%
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
550,000	2.000	12/01/16	556,561
625,000	4.000	12/01/19	667,613
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,672,500
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(a)
5,000,000	1.289	12/01/33	4,594,700
E-470 Public Highway Authority RB Series 2010 A (BBB+/Baa1)(e)
6,000,000	0.000	09/01/40	2,027,640

			13,519,014

Delaware – 1.8%
New Castle County Delaware GO Bonds Series 2015 (AAA/Aaa)
7,205,000	5.000	10/01/26	8,851,847
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/33	2,078,493

			10,930,340

District of Columbia – 1.2%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A/A1)
95,000	6.250	05/15/24	95,640
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,209,030
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)(c)
5,000,000	6.000	10/01/18	5,762,900

			7,067,570

Florida – 8.6%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
895,000	5.000	05/01/19	941,719
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A1)
3,650,000	5.500	06/01/17	3,954,446
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)(d)
1,000,000	4.000	10/01/34	995,970
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
840,000	5.375	05/01/36	842,260

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
$215,000	2.875%	05/01/21	$ 213,570
220,000	3.000	05/01/22	217,180
225,000	3.250	05/01/23	221,931
235,000	3.375	05/01/24	231,550
245,000	3.500	05/01/25	240,987
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (BBB/NR)
340,000	5.000	05/01/21	341,870
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (AA-/A3)
125,000	4.750	10/01/36	128,952
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,191,050
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
2,000,000	5.000	10/01/21	2,303,200
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (AA-/A3)
2,755,000	5.375	05/01/22	2,840,405
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/23	576,003
605,000	3.500	05/01/24	594,558
630,000	3.625	05/01/25	618,017
650,000	3.750	05/01/26	636,720
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,630,000	5.750	05/01/35	1,631,500
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
275,000	5.625	03/01/24	275,399
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,000,000	4.250	05/01/25	981,610
1,735,000	4.875	05/01/35	1,685,119
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(g)
1,185,000	5.375	05/01/30	805,800
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
750,000	4.450	05/01/30	774,270
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
835,000	6.000	05/01/35	835,543
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A2)
1,200,000	6.000	02/01/30	1,419,132
1,500,000	6.000	02/01/31	1,773,060
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A2)(h)
5,000,000	5.000	03/01/30	5,599,200
Miami-Dade County Florida Aviation RB Refunding RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (AA-/NR)
575,000	5.250	10/01/16	606,694

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Miromar Lakes Community Development District Capital Impovement RB Refunding Series 2015 (NR/NR)
$1,000,000	3.500%	05/01/20	$ 983,840
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/40	1,406,987
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,368,477
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(c)
710,000	7.125	11/01/16	747,460
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
875,000	4.250	11/01/25	850,010
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
585,000	5.450	05/01/36	586,035
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/Aa3)(c)
2,000,000	6.500	11/15/19	2,444,940
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (AA-/A3)
875,000	4.500	05/01/18	919,905
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
815,000	5.350	05/01/35	815,522
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
435,000	3.625	11/01/20	431,759
530,000	4.375	11/01/25	520,688
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (BBB/NR)
1,000,000	4.250	05/01/31	982,980
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	4.750	11/01/25	741,517
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/30	501,955
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,680,000	5.250	05/01/37	1,761,312
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/31	2,090,854
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (A-/NR)
1,470,000	4.500	05/01/36	1,493,226

			52,125,182

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – 1.7%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/Aa3)
$1,250,000	5.000%	01/01/27	$ 1,400,262
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa3)
4,075,000	5.250	07/01/36	4,610,048
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(a)
5,000,000	0.840	10/01/33	4,398,800

			10,409,110

Guam – 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
850,000	5.625	12/01/29	953,411
750,000	5.750	12/01/34	839,977
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
325,000	5.000	10/01/39	363,997
250,000	5.000	10/01/44	277,695

			2,435,080

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/37	1,144,150

Illinois – 8.0%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(e)
1,775,000	0.000	12/01/26	984,113
Chicago Illinois Board of Education GO Bonds Refunding Series 2015 A (A-/NR)(b)
5,000,000	4.030	03/01/17	5,025,050
Chicago Illinois Board of Education GO Bonds Series 2015 C (A-/NR)
2,500,000	6.000	12/01/35	2,532,075
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,000,000	5.500	01/01/29	2,243,240
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
490,000	5.250	01/01/34	491,544
Chicago Illinois Sales Tax Refunding Series 2002 (AAA/NR)
1,000,000	5.000	01/01/25	1,106,570
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/20	1,260,713
Illinois Finance Authority RB for Edward Hospital Obligated Group RMKT 04/09/08 Series 2008 A (AMBAC) (A/A2)
350,000	6.250	02/01/33	386,232
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (A-/NR)
400,000	5.050	08/01/29	405,132
Illinois GO Bonds Series 2003 (NATL-RE) (AA-/A2)
975,000	5.000	06/01/19	977,369
Illinois GO Bonds Series 2012 (A-/A3)
2,445,000	5.000	03/01/19	2,621,651
Illinois GO Bonds Series 2013 (A-/A3)
5,500,000	5.250	07/01/28	5,808,110
5,120,000	5.500	07/01/38	5,351,936

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (AA-/A1)(c)
$4,020,000	5.250%	02/01/17	$ 4,307,591
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/27	4,522,211
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA/Aa2)
2,725,000	9.000	11/01/16	3,018,019
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,302,345
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA/NR)
2,320,000	5.500	03/01/32	2,443,911
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(e)
6,000,000	0.000	12/01/25	3,998,340

			48,786,152

Indiana – 0.6%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/WR)(c)
2,000,000	5.250	08/01/16	2,100,520
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	677,766
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 C (NATL-RE) (AA-/A3)
650,000	5.850	04/01/19	742,411

			3,520,697

Iowa – 0.2%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
1,325,000	5.250	06/01/22	1,332,473

Kentucky – 1.3%
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(c)
3,750,000	6.125	02/01/18	4,245,525
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/26	3,559,268

			7,804,793

Louisiana – 1.7%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa2)
2,560,000	4.750	03/01/19	2,567,014
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(c)
1,230,000	5.250	08/01/19	1,425,139

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
$3,750,000	5.000%	01/01/34	$ 4,071,338
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)
1,350,000	6.000	01/01/23	1,536,827
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (BBB+/A3)
500,000	5.000	04/01/30	542,655

			10,142,973

Maine – 0.3%
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,565,000	5.000	07/01/26	1,875,199

Maryland – 1.4%
City of Annapolis GO Bonds Refunding for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/27	1,935,743
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
210,000	5.600	07/01/20	210,487
555,000	5.700	07/01/29	555,755
Maryland State Department of Transportation Consolidated Transportation RB Series 2015 (AAA/Aa1)
3,000,000	5.000	02/01/22	3,555,480
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
500,000	5.625	12/01/16	514,470
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,605,015

			8,376,950

Massachusetts – 1.7%
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,809,400
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
1,315,000	6.350	01/01/30	1,393,190
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (BBB/Baa2)
2,685,000	5.750	07/01/31	2,935,376
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (NR/NR)(c)
315,000	5.750	07/01/18	358,111

			10,496,077

Michigan – 0.5%
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/35	432,452

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE FGIC) (AA-/A3)
$650,000	5.000%	07/01/36	$ 700,694
Michigan Finance Authority RB Refunding for Detroit Water and Sewer Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/32	354,711
250,000	5.000	07/01/33	271,863
Roseville Community School District GO Bonds Refunding (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/20	1,145,570

			2,905,290

Minnesota – 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A+/A3)
1,500,000	6.750	11/15/32	1,723,935
St. Paul Minnesota Housing & Redevelopment Authority RB for HealthPartners Obligated Group Project Series 2006 (A/Aaa)(c)
2,900,000	5.250	11/15/16	3,080,902

			4,804,837

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,244,347

Nevada – 1.1%
Clark County School District GO Bonds Refunding Series 2015 B (AA-/A1)
4,475,000	5.000	06/15/18	4,959,553
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
555,000	4.850	12/01/15	561,277
1,245,500	5.100	12/01/22	1,263,124

			6,783,954

New Hampshire – 0.2%
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)
1,250,000	5.200	05/01/27	1,300,900

New Jersey – 4.2%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA/A3)
15,000	6.000	12/15/34	16,742
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A2)(c)
985,000	6.000	12/15/18	1,146,107
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A-/A3)
360,000	5.000	09/01/34	364,280

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A-/A3)
$4,000,000	5.500%	12/15/29	$ 4,302,760
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB+/WR)
600,000	5.000	07/01/24	600,000
175,000	5.500	07/01/30	175,000
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)
2,500,000	6.625	07/01/38	2,770,575
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA/A2)
2,575,000	6.125	06/01/30	2,794,029
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa3)
250,000	6.150	10/01/23	258,740
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (AA-/A3)(a)
6,300,000	0.126	01/01/30	5,736,097
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,900,000	5.000	01/01/18	2,080,747
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A-/A3)
5,260,000	5.500	06/15/41	5,486,864

			25,731,941

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
2,500,000	5.900	06/01/40	2,745,625
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,106,110

			3,851,735

New York – 4.5%
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/25	369,307
335,000	5.000	07/01/26	377,944
425,000	5.000	07/01/27	473,782
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)(c)
11,000,000	5.750	05/01/18	12,455,410
New York City GO Bonds Series 2006 A (AA/Aa2)
395,000	5.000	08/01/18	415,113
New York City GO Bonds Series 2006 A (NR/NR)(c)
5,000	5.000	08/01/16	5,245
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
1,000,000	3.500	02/15/48	983,490
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
1,250,000	5.000	05/01/19	1,412,288

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AAA/Aa1)
$5,000,000	5.000%	03/15/31	$ 5,682,000
TSASC, Inc. RB Series 2006 1 (BB-/NR)
5,000,000	5.000	06/01/26	5,075,300

			27,249,879

North Carolina – 1.3%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,278,280
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA/A3)
355,000	6.000	01/01/19	386,616
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Pennybyrn at Maryfield Series 2015 (NR/NR)
675,000	2.000	10/01/15	676,276
1,225,000	3.000	10/01/16	1,244,686
1,500,000	4.000	10/01/17	1,559,220
885,000	5.000	10/01/18	954,764
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/25	596,887

			7,696,729

Ohio – 1.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
7,940,000	5.125	06/01/24	6,478,881

Oklahoma – 0.3%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
240,000	5.000	12/01/27	242,880
140,000	5.125	12/01/36	138,825
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(b)
1,500,000	5.000	06/01/25	1,612,710

			1,994,415

Oregon – 1.3%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)(c)
1,500,000	8.250	01/01/19	1,792,335
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,140,000	5.000	11/15/25	3,811,772
Portland Oregon Community College District GO Bonds Refunding Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,348,660

			7,952,767

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – 2.0%
Luzerne County Pennsylvania GO Bonds Refunding Series 2015 A (AGM) (AA/NR)
$750,000	5.000%	11/15/29	$ 819,045
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (AA-/A3)
2,000,000	7.500	09/01/26	2,262,820
Montgomery County IDA RB for Whitemarsh Continuing Care Retirement Community Project Series 2015 (NR/NR)
500,000	3.000	01/01/16	502,890
650,000	3.000	01/01/17	656,324
800,000	3.000	01/01/18	803,240
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A2)
2,500,000	4.000	10/01/23	2,694,375
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,000,000	1.500	05/01/18	996,700
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(a)
1,685,000	0.790	07/01/27	1,541,286
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)
1,720,000	5.500	12/01/29	2,017,698

			12,294,378

Puerto Rico – 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CCC+/Caa2)
3,635,000	6.125	07/01/24	2,555,768
2,000,000	6.000	07/01/38	1,320,060
2,500,000	6.000	07/01/44	1,637,525
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC+/Caa2)
1,050,000	5.750	07/01/37	683,854
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (CCC-/Caa2)
3,000,000	6.500	07/01/37	1,905,090
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (AA-/A3)
2,000,000	6.000	07/01/27	1,970,000
Puerto Rico Commonwealth GO Bonds Series 2014 A (CCC-/Caa2)
4,175,000	8.000	07/01/35	2,818,125
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(a)
2,700,000	0.710	07/01/29	1,873,179
Puerto Rico Electric Power Authority RB Series 2013 A (CCC-/Caa3)
3,000,000	6.750	07/01/36	1,620,180
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (CCC-/Caa2)(b)
2,840,000	5.500	07/01/17	2,848,009
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (CCC-/Caa3)(f)
13,000,000	0.000	08/01/32	6,828,120

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CCC-/Caa3)
$5,805,000	5.000%	08/01/24	$ 3,267,693
2,750,000	6.500	08/01/44	1,526,250

			30,853,853

South Carolina – 0.9%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/25	1,536,823
1,570,000	4.000	05/01/26	1,711,002
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa2)
2,500,000	5.000	08/01/30	2,504,800

			5,752,625

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	548,650
300,000	5.250	07/01/38	323,145

			871,795

Tennessee – 1.3%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,839,788
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,802,816
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
1,000,000	4.850	06/01/25	1,007,360
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,175,873

			7,825,837

Texas – 12.6%
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/25	1,482,156
Dallas Area Rapid Transit Sales Tax RB Refunding Senior Lien Series 2014 A (AA+/Aa2)
5,000,000	5.000	12/01/26	5,940,100
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (A-/A3)
2,675,000	5.375	02/15/29	2,842,589
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/30	2,792,250

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB-/Baa3)
$700,000	5.000%	08/15/19	$ 700,987
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB-/NR)
2,500,000	5.000	07/15/20	2,689,300
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	11,015,700
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(a)
4,000,000	0.381	07/06/15	3,791,228
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
1,300,000	6.300	11/01/29	1,471,548
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/A3)(a)
2,500,000	5.200	05/01/30	2,636,350
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	151,224
235,000	5.625	02/15/35	236,375
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/30	266,037
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(f)
1,000,000	0.000	09/01/43	866,540
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,911,125
1,100,000	6.250	01/01/39	1,268,311
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,162,020
1,000,000	6.000	09/01/41	1,195,270
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)
6,000,000	6.500	01/01/43	7,258,860
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,480,650
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)(c)
2,670,000	5.500	02/01/17	2,875,803
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,452,010
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,049,929
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
425,000	5.125	05/15/37	435,761

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa1)
$3,000,000	6.250%	12/15/26	$ 3,569,160
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
3,255,000	6.875	12/31/39	3,830,061
Texas State Water Financial Assistance GO Refunding Bonds Series 2015 A-2 (AAA/Aaa)(b)
3,325,000	2.000	02/01/18	3,341,558

			76,712,902

U.S. Virgin Islands – 0.9%
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)
5,000,000	5.000	10/01/34	5,504,200

Utah – 0.3%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,597,632

Virginia – 1.7%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)
2,500,000	2.125	04/01/20	2,481,000
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A+/Aa3)
2,750,000	5.000	07/01/30	3,124,908
Virginia Public School Authority School Financing RB Refunding Series 2015 A (ST AID WITHHLDG) (AA+/Aa1)
2,750,000	4.000	08/01/20	3,075,820
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	807,090
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,157,190

			10,646,008

Washington – 1.5%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(h)(i)
700,000	16.438	01/01/23	1,039,514
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(h)(i)
730,000	16.445	01/01/24	1,078,035
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,846,775
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(c)
250,000	6.000	08/15/19	295,315
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(c)
250,000	6.000	08/15/19	295,315

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
$265,000	6.400%	06/01/17	$ 278,234
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,195,990

			9,029,178

West Virginia – 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,000,000
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)
1,000,000	5.500	06/01/39	1,110,080

			3,110,080

Wisconsin – 1.0%
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB/NR)
2,000,000	5.250	07/01/28	2,212,640
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	385,076
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	101,961
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/31	1,808,083
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB/NR)
200,000	4.000	05/01/16	204,932
350,000	4.000	05/01/17	366,674
375,000	4.000	05/01/18	397,575
285,000	4.000	05/01/19	303,579
410,000	5.000	05/01/20	454,485

			6,235,005

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$594,419,303

Shares	Distribution Rate	Value
Investment Company(j) – 1.3%
Goldman Sachs Financial Square Tax-Free Money Market Fund – FST Shares
7,851,384	0.006%	$ 7,851,384

TOTAL INVESTMENTS – 99.1%		$602,270,687

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		5,192,895

NET ASSETS – 100.0%		$607,463,582

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2015.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	When-issued security.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Zero coupon bond until next reset date.

(g)	Security is currently in default.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,716,749, which represents approximately 1.3% of net assets as of June 30, 2015.

(i)	Inverse floating rate security. Interest rate disclosed is that which is in effect on June 30, 2015.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on June 30, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	0.934%	$(38,320)	$36,769
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	0.934	(38,321)	36,769

TOTAL						$(76,641)	$73,538

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$12,500	09/16/25	3 Month LIBOR	2.750%	$195	$(269,805)
	11,100	09/16/30	3 Month LIBOR	3.000	(242,232)	(96,796)
	6,500	09/16/45	3 Month LIBOR	3.000	11,975	(78,345)

TOTAL					$(230,062)	$(444,946)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$582,743,111

Gross unrealized gain	41,605,251
Gross unrealized loss	(22,077,675)

Net unrealized security gain	$19,527,576

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.2%
Alabama – 4.3%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB-/NR)
$1,470,000	5.375%	12/01/16	$ 1,498,989
4,425,000	5.500	12/01/21	4,501,110
5,775,000	5.625	12/01/26	5,866,880
16,695,000	5.750	12/01/36	16,935,241
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/38	4,003,725
5,000,000	0.000	10/01/42	3,448,150
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
6,500,000	6.000	10/01/42	7,268,690
19,850,000	7.000	10/01/51	23,689,387
66,520,000	6.500	10/01/53	76,382,920

			143,595,092

Alaska – 0.4%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (B/B2)
16,240,000	5.000	06/01/46	12,152,392

Arizona – 1.8%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB+/A3)
4,500,000	4.500	03/01/30	4,831,155
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
25,000,000	1.000	01/01/37	22,398,250
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,340,300
1,325,000	6.250	12/01/46	1,418,465
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/40	10,095,360
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB/Baa2)
5,000,000	6.250	01/01/38	5,480,250
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB+/A3)
5,350,000	4.500	06/01/30	5,756,974
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (BBB+/A3)
3,390,000	4.000	09/01/29	3,495,904
University Medical Center Corp. RB Series 2009 (NR/WR)(c)
500,000	6.250	07/01/19	594,980
1,360,000	6.500	07/01/19	1,631,497
University Medical Center Corp. RB Series 2011 (GO OF CORP) (NR/WR)(c)
3,500,000	6.000	07/01/21	4,335,135

			61,378,270

California – 13.6%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa3)(d)
1,600,000	0.000	08/01/26	1,102,848

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A1)(d)
$1,210,000	0.000%	08/01/36	$ 433,398
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(d)
1,055,000	0.000	08/01/25	745,379
California County Tobacco Securitization Agency RB Asset-Backed Bonds for Los Angeles County Securitization Corp. Series 2006 A (B/B2)
15,885,000	5.450	06/01/28	15,425,923
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (A-/Baa1)
19,500,000	5.500	02/01/39	21,754,005
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(e)
4,560,000	5.000	07/01/37	4,801,452
15,355,000	5.000	11/21/45	15,959,987
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)(f)
2,000,000	5.000	09/01/30	2,113,880
2,125,000	5.000	09/01/37	2,193,085
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,146,360
11,850,000	5.500	11/01/38	12,715,761
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,942,781
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/Aa2)
5,340,000	6.625	08/01/29	6,321,225
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B-/NR)(d)
35,000,000	0.000	06/01/46	1,746,150
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (AA-/A3)(d)
7,000,000	0.000	09/01/33	3,071,320
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	886,050
2,830,000	7.000	12/01/36	3,548,594
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	700,726
5,000,000	8.000	06/01/44	5,297,350
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	651,366
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	176,239
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (AA-/A3)(d)
1,305,000	0.000	08/01/27	758,205

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A/A3)(d)
$5,400,000	0.000%	08/01/32	$ 2,509,596
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(d)
4,180,000	0.000	04/01/29	2,232,036
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/A1)(d)
3,360,000	0.000	10/01/32	1,589,549
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(d)
12,000,000	0.000	01/15/35	4,919,040
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)
13,535,000	6.000	01/15/53	15,685,847
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	201,384
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
125,785,000	0.000	06/01/47	9,308,090
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
307,000,000	0.000	06/01/47	11,005,950
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
25,855,000	5.750	06/01/47	21,328,824
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
5,000,000	5.300	06/01/37	3,932,850
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B-/NR)(d)
101,195,000	0.000	06/01/36	19,246,277
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B-/NR)(d)
211,235,000	0.000	06/01/47	8,645,849
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B-/NR)(d)
260,660,000	0.000	06/01/57	2,679,585
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/43	3,139,537
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	693,322
1,000,000	7.250	08/01/31	1,048,700
9,315,000	7.375	08/01/40	9,779,912
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
49,925,000	0.000	08/01/50	8,937,074

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
$1,625,000	6.750%	09/01/26	$ 1,969,029
1,500,000	7.000	09/01/31	1,815,045
875,000	7.250	09/01/38	1,070,895
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
3,750,000	0.000	08/01/35	1,584,150
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	10,820,535
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,623,160
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	12,200,600
13,500,000	6.500	11/01/39	17,706,330
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/30	5,544,980
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(d)
860,000	0.000	08/01/25	610,015
1,105,000	0.000	08/01/26	745,256
5,550,000	0.000	08/01/30	3,019,700
7,830,000	0.000	08/01/32	3,819,474
7,000,000	0.000	08/01/34	3,075,310
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
16,450,000	6.750	11/01/39	18,021,962
Palomar Pomerado Health COPS Series 2010 (BB+/Ba1)
7,000,000	6.000	11/01/41	7,409,850
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/38	10,870,400
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA-/Aa2)(d)
1,805,000	0.000	08/01/25	1,303,354
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	245,792
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/45	22,837,725
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(d)
2,220,000	0.000	10/01/33	921,522
2,220,000	0.000	10/01/35	823,687
1,840,000	0.000	10/01/37	608,323
5,000,000	0.000	10/01/38	1,555,050
8,425,000	0.000	10/01/39	2,474,254
13,395,000	0.000	10/01/40	3,712,424
7,275,000	0.000	10/01/41	1,901,612
6,000,000	0.000	10/01/42	1,482,300
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,465,590
1,950,000	6.750	10/01/30	2,354,332

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
$2,000,000	5.750%	06/01/48	$ 2,229,320
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (AA-/A2)(d)
1,420,000	0.000	08/01/25	962,448
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa3)(d)
10,000,000	0.000	07/01/30	5,483,300
3,000,000	0.000	07/01/31	1,560,660
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	600,895
2,000,000	6.750	08/01/41	2,401,300
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB+/NR)
435,000	6.625	08/01/27	518,759
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)
750,000	6.250	08/01/28	846,383
555,000	6.375	08/01/29	627,833
305,000	6.500	08/01/31	345,226
1,000,000	6.625	08/01/39	1,135,000
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)
1,000,000	7.000	08/01/33	1,200,320
1,500,000	7.000	08/01/41	1,798,785
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (AA-/Aa2)(d)
1,580,000	0.000	08/01/24	1,201,764
1,595,000	0.000	08/01/25	1,151,717
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	2,118,140
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/44	2,195,340
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,178,780
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,274,000
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,172,370
2,000,000	7.000	08/01/41	2,344,740
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000	6.250	10/01/40	2,371,580
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	4,184,280

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
$1,000,000	6.750%	08/01/31	$ 1,236,030
2,100,000	7.000	08/01/39	2,695,896
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
2,235,000	5.000	06/01/37	1,850,692
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,829,415
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(g)
10,000,000	0.924	05/15/43	8,524,400
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,251,140
5,000,000	7.500	09/01/42	6,309,800
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(d)
8,360,000	0.000	08/01/34	3,693,448
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/42	10,242,009

			454,503,932

Colorado – 2.5%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB+/NR)(c)
9,050,000	5.000	12/01/15	9,221,769
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB+/NR)
3,500,000	4.500	12/01/33	3,484,670
3,500,000	5.000	12/01/33	3,669,610
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB+/NR)
3,000,000	5.750	12/01/36	3,270,780
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/Baa1)
3,000,000	5.625	06/01/43	3,299,670
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	14,493,606
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(g)
4,500,000	5.000	12/01/17	3,719,475
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (BB-/B1)
925,000	5.250	10/01/32	963,933
7,000,000	5.750	10/01/32	7,405,160
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(g)
11,750,000	1.289	12/01/33	10,797,545
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (AA-/A3)(d)
3,000,000	0.000	09/01/39	946,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (AA-/A3)(d)
$15,000,000	0.000%	09/01/28	$ 9,036,900
4,100,000	0.000	09/01/34	1,832,208
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (AA-/A3)(d)
1,715,000	0.000	09/01/28	890,720
E-470 Public Highway Authority RB Series 2010 A (BBB+/Baa1)(d)
20,000,000	0.000	09/01/40	6,758,800
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	497,543
720,000	5.350	12/01/31	754,992
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)
1,000,000	5.000	12/01/40	1,008,140
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(a)
1,725,000	0.000	12/01/40	1,008,797

			83,060,518

Connecticut – 0.0%
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/23	581,250

Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,032,000	5.450	07/01/35	6,031,759
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/31	3,342,180
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/45	2,217,034

			11,590,973

District of Columbia – 2.0%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A3)(a)
25,000,000	0.000	10/01/41	29,002,250
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/44	38,844,813

			67,847,063

Florida – 16.4%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,960,000	6.300	05/01/35	3,962,891

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
$1,495,000	5.375%	05/01/37	$ 1,194,086
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
14,780,000	5.350	05/01/36	14,781,182
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
205,000	5.250	05/01/36	205,113
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
3,085,000	5.500	05/01/36	3,085,586
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)(a)
9,040,000	0.000	05/01/25	9,372,310
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)(a)
4,065,000	0.000	05/01/36	4,411,175
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)(a)
1,035,000	0.000	05/01/36	1,123,141
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/NR)
855,000	6.000	11/01/27	905,120
3,000,000	6.500	11/01/43	3,592,650
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/33	803,760
1,000,000	6.500	11/01/43	1,047,040
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)(c)
4,750,000	7.000	04/01/19	5,741,847
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
8,295,000	5.750	05/01/35	8,207,239
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
2,915,000	6.000	05/01/35	2,921,617
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
8,540,000	7.210	05/01/35	8,563,400
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/B1)
2,000,000	7.500	11/01/20	2,028,380
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	203,104
210,000	3.750	11/01/21	209,406
215,000	3.875	11/01/22	215,310
25,000	4.000	11/01/23	25,222
1,705,000	4.500	11/01/31	1,724,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)(f)
$1,750,000	4.000%	10/01/34	$ 1,742,947
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,502,720
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(h)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,795,000	5.850	05/01/35	3,840,806
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,425,000	5.850	05/01/35	2,162,688
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(d)
5,775,000	0.000	05/01/17	5,070,334
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
115,000	8.375	05/01/17	117,199
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
215,000	8.375	05/01/17	221,377
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
1,060,000	3.750	05/01/29	1,037,538
1,910,000	4.125	05/01/35	1,860,646
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
38,420,000	5.500	05/01/37	38,416,542
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
28,000,000	6.000	08/15/36	32,250,680
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,270,000	6.375	11/01/26	1,395,209
3,250,000	7.000	11/01/45	3,717,123
Estancia at Wiregrass Community Development District Capital Improvements RB Series 2015 (NR/NR)
1,000,000	5.250	11/01/35	988,840
1,500,000	5.375	11/01/46	1,485,285
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/34	1,501,963
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	640,932
5,820,000	5.250	04/01/42	6,206,564

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
$3,165,000	5.000%	11/15/26	$ 3,258,051
5,000,000	5.000	11/15/36	5,015,800
Greeneway Improvement District Special Assessment RB Series 2013 (NR/NR)
11,755,000	5.125	05/01/43	11,916,631
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,555,000	5.600	05/01/36	5,239,468
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,200,000	5.000	05/01/34	1,186,932
2,170,000	5.125	05/01/45	2,135,605
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
965,000	6.200	05/01/35	967,258
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/31	509,995
500,000	5.150	05/01/34	508,655
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
5,770,000	5.550	05/01/37	5,770,923
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,265,000	5.700	05/01/36	2,259,315
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
2,205,000	4.200	05/01/31	2,133,007
2,000,000	4.350	05/01/36	1,912,680
Islands At Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/35	2,512,350
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
2,925,000	7.210	11/01/20	3,151,278
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
6,930,000	6.770	11/01/20	7,327,158
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,485,000	6.700	05/01/33	2,836,553
4,830,000	7.000	05/01/43	5,607,775
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
4,140,000	5.350	05/01/34	4,105,721
6,340,000	5.600	05/01/44	6,276,790
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,735,000	8.000	05/01/40	24,431,338
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
3,000,000	4.875	05/01/45	2,893,890
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BBB-/NR)
17,960,000	5.125	11/15/36	18,626,855

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB-/NR)
$2,600,000	6.500%	11/15/31	$ 3,033,004
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BBB-/NR)
9,750,000	5.000	11/15/29	10,151,700
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,660,000	5.400	05/01/30	4,137,940
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
2,635,000	5.375	05/01/30	1,791,800
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,570,000	5.450	05/01/36	2,574,420
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/32	1,951,834
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(h)
880,000	5.250	05/01/15	9
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(h)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
435,000	6.000	05/01/36	422,877
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
835,000	6.250	05/01/38	811,211
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
815,000	6.810	05/01/20	825,530
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)(a)
645,000	0.000	05/01/35	597,715
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)(a)
575,000	0.000	05/01/22	531,467
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(h)
1,075,000	5.250	05/01/15	11
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (BBB/Baa1)
2,000,000	5.000	11/15/39	2,113,140
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A2)(e)
17,760,000	5.000	03/01/30	19,888,358
Miami-Dade County Subordinate Special Obligation Capital Appreciation RB Bonds Series 2009 (A+/A2)(d)
1,030,000	0.000	10/01/34	418,283
4,050,000	0.000	10/01/41	1,105,691
5,315,000	0.000	10/01/46	1,102,384
Miami-Dade County Subordinate Special Obligation RB Series 2009 (A+/A2)(d)
1,900,000	0.000	10/01/42	489,763
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,465,000	5.000	05/01/29	3,640,849
3,275,000	5.000	05/01/37	3,408,030

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
$3,265,000	5.000%	05/01/28	$ 3,332,161
2,000,000	5.000	05/01/35	1,914,960
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/36	1,670,396
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
750,000	5.250	11/01/35	767,708
1,250,000	5.625	11/01/45	1,286,875
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,000,000	5.750	05/01/38	2,014,460
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
1,105,000	5.000	05/01/19	1,107,586
New River Community Development District Special Assessment Series 2006 B (NR/NR)(h)
3,260,000	5.000	05/01/13	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,851,158
1,765,000	5.000	04/01/25	1,923,674
1,005,000	5.000	04/01/26	1,089,068
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,000,000	6.125	05/01/35	1,000,890
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,380,000	6.125	05/01/35	1,380,994
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
1,760,000	5.125	05/01/17	1,772,496
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
1,200,000	5.125	05/01/09	600,000
210,000	6.125	05/01/35	105,000
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/35	511,508
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(a)
20,900,000	0.000	05/01/36	9,486,719
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,045,000	5.400	05/01/36	2,069,458
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(h)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(h)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(h)
2,600,000	5.000	02/01/11	26

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
$2,805,000	4.750%	05/01/33	$ 2,841,381
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
750,000	5.000	11/01/35	724,875
2,270,000	5.200	11/01/45	2,169,893
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
2,500,000	6.600	05/01/33	2,379,225
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)(f)
3,070,000	5.000	05/01/25	3,190,743
6,750,000	5.000	05/01/33	6,694,515
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
7,605,000	7.200	05/01/22	7,640,667
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(h)
2,170,000	7.200	05/01/22	22
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,110,000	5.450	05/01/36	4,996,456
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,670,000	5.500	05/01/20	1,662,886
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,684,665
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
255,000	7.500	05/01/16	255,179
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,039,008
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	2,195,947
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,230,000	5.800	05/01/35	4,113,167
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
3,180,000	5.800	05/01/35	2,822,059
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(h)
3,265,000	5.850	05/01/34	1,371,300
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/Aa3)(c)
5,835,000	6.500	11/15/19	7,133,112
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(h)
455,000	5.500	11/01/10	323,050
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	2,299,212

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
$1,500,000	5.125%	11/01/34	$ 1,498,980
3,500,000	5.500	11/01/44	3,544,765
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,500,000	6.500	05/01/39	2,868,925
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (AA-/A3)
2,500,000	5.125	10/01/38	2,501,450
Sumter Landing Community Development District Recreational RB Subseries 2005 B (NR/NR)
7,355,000	5.700	10/01/38	7,322,638
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/34	1,409,881
2,365,000	6.000	11/01/44	2,600,128
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
500,000	5.750	11/01/27	498,210
2,000,000	6.250	11/01/44	1,981,200
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
1,700,000	5.000	11/01/36	1,652,111
2,000,000	5.125	11/01/45	1,906,780
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
2,000,000	4.375	05/01/35	1,941,760
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	508,195
750,000	6.125	05/01/42	774,135
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
650,000	6.000	11/01/27	714,422
2,050,000	6.500	11/01/43	2,344,093
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
925,000	6.375	11/01/27	1,000,184
2,300,000	7.125	11/01/44	2,523,721
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	5.125	11/01/35	741,083
2,000,000	5.250	11/01/46	1,975,600
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,800,000	5.000	05/01/32	3,038,560
6,475,000	5.125	05/01/43	7,191,006
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
5,000,000	6.000	05/01/44	5,737,800
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,685,000	4.000	05/01/33	1,653,305
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,365,000	4.000	05/01/34	2,303,770

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
$8,095,000	6.375%	05/01/38	$ 8,943,437
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
8,170,000	6.125	05/01/39	9,442,232
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,090,000	7.000	05/01/41	6,242,681
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,035,000	5.500	05/01/42	2,320,958
Villasol Community Development District RB Series 2003 A (NR/NR)
2,260,000	6.600	05/01/34	2,261,243
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/39	13,577
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(a)
775,000	0.000	05/01/39	617,993
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,240,000	4.200	05/01/36	3,134,894
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,240,000	5.125	11/01/35	1,208,591
2,000,000	5.500	11/01/45	1,956,540
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
500,000	5.375	05/01/35	497,245
3,060,000	5.625	05/01/45	3,044,394

			549,403,103

Georgia – 2.4%
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/40	1,695,315
5,500,000	5.250	07/01/44	6,186,785
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/40	982,920
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
7,685,000	7.500	01/01/31	8,916,983
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB-/Ba3)
11,700,000	8.750	06/01/29	14,426,802
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,100,000	5.250	11/01/28	2,052,645
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,633,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(g)
$49,820,000	0.840%	10/01/33	$ 43,829,643

			80,724,093

Guam – 1.9%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,743,650
3,355,000	6.875	12/01/40	3,676,275
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
3,000,000	5.625	12/01/29	3,364,980
2,750,000	5.750	12/01/34	3,079,918
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/43	8,379,962
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/43	2,326,460
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
2,760,000	5.000	10/01/39	3,091,172
Guam Power Authority RB Series 2010 A (BBB/Baa3)
10,000,000	5.500	10/01/40	11,000,600
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Ba1)
9,785,000	5.625	07/01/40	10,772,502
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Ba1)
13,705,000	5.500	07/01/43	15,257,639

			63,693,158

Idaho – 0.5%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
15,285,000	5.250	09/01/37	15,392,606

Illinois – 7.7%
Chicago Illinois Board of Education GO Bonds Capital Appreciation Refunding for School Reform Series 1999 A (NATL-RE) (AA-/A3)(d)
15,000,000	0.000	12/01/31	6,033,600
Chicago Illinois Board of Education GO Bonds Refunding for School Reform Series 1999 A (NATL-RE) (AA-/A3)
9,535,000	5.500	12/01/26	10,142,189
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A-/Ba3)
8,965,000	5.500	12/01/29	8,867,909
Chicago Illinois Board of Education GO Bonds Series 2011 A (A-/Ba3)
2,380,000	5.000	12/01/41	2,069,315
Chicago Illinois Board of Education GO Bonds Series 2012 A (A-/Ba3)
10,000,000	5.000	12/01/42	8,650,600
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (A-/NR)
12,500,000	5.250	12/01/39	11,485,625

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2005 A (AMBAC) (A-/Ba3)
$2,000,000	5.500%	12/01/30	$ 1,973,340
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (A-/Ba1)
3,250,000	5.250	01/01/33	3,162,997
Chicago Illinois GO Bonds Project Series 2011 A (A-/Ba1)
1,500,000	5.250	01/01/35	1,452,015
1,000,000	5.000	01/01/40	919,310
Chicago Illinois GO Bonds Project Series 2012 A (A-/Ba1)
15,000,000	5.000	01/01/33	14,342,700
Chicago Illinois GO Bonds Refunding RMKT 06/08/15 Series 2007 F (A-/NR)
2,500,000	5.500	01/01/42	2,442,075
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
30,000	5.400	03/01/16	30,372
1,450,000	5.625	03/01/36	1,454,379
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)
2,780,000	5.750	05/15/31	2,939,850
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (NR/NR)(c)
1,720,000	5.750	05/15/17	1,881,422
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/27	880,179
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(c)
445,000	6.125	05/15/20	542,246
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
33,995,000	6.750	10/01/46	34,018,117
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	4,566,240
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
17,875,000	6.000	05/15/39	20,508,166
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC-/B3)
14,000,000	6.500	10/15/40	14,981,960
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(h)
15,000	4.500	06/01/14	5,250
3,225,000	5.000	06/01/24	1,128,750
8,000,000	5.375	06/01/35	2,800,000
Illinois GO Bonds Series 2012 (A-/A3)
750,000	5.000	03/01/37	753,743
Illinois GO Bonds Series 2013 (A-/A3)
5,050,000	5.500	07/01/38	5,278,765
Illinois GO Bonds Series 2014 (AGM) (AA/A3)
20,000,000	5.000	02/01/39	20,603,400
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,245,000	6.250	03/01/34	2,293,806
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(e)(i)
20,000,000	11.449	06/15/50	20,634,200

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(h)
$4,567,000	6.000%	03/01/36	$ 2,740,200
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	884,050
1,010,000	4.750	10/01/32	1,034,785
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (BB+/NR)
19,200,000	7.125	11/01/43	23,077,440
5,000,000	7.625	11/01/48	6,144,150
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB-/B1)
12,505,000	5.750	08/01/42	12,692,825
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
3,928,000	5.750	03/01/36	4,046,115

			257,462,085

Indiana – 1.2%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,363,848
1,500,000	5.000	10/01/32	1,412,250
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/WR)(c)
2,000,000	5.250	08/01/16	2,100,520
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/29	1,344,798
1,250,000	5.250	02/01/34	1,298,863
1,500,000	5.000	02/01/39	1,514,505
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (BB-/B1)
795,000	5.750	08/01/42	806,941
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	5.125	03/01/38	2,206,260
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	5,258,750
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	6,470,375
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(h)
7,520,823	6.500	11/15/31	75,208
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B-/Caa1)
15,000,000	7.000	06/01/28	15,532,350
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(e)
2,000,000	5.500	09/01/27	2,095,300

			41,479,968

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Iowa – 0.1%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
$2,550,000	5.250%	06/01/26	$ 2,555,865
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,432,912

			3,988,777

Kentucky – 1.0%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	9,097,120
9,000,000	6.500	03/01/45	10,219,410
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	7,103,343
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/42	5,736,950

			32,156,823

Louisiana – 1.8%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB+/Baa3)
5,000,000	6.500	11/01/35	5,938,100
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A/A3)
20,015,000	6.000	10/01/44	23,197,785
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
12,000,000	5.000	01/01/40	12,802,800
10,000,000	5.000	01/01/45	10,604,500
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa1)
7,470,000	6.500	01/01/40	8,442,893

			60,986,078

Maryland – 1.2%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
400,000	5.000	09/01/16	414,388
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,522,738
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	3,223,350
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	9,907,783
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,486,450

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
$9,500,000	5.750%	07/01/38	$ 10,090,330
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,938,051
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,232,153

			41,815,243

Massachusetts – 0.8%
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(e)
2,250,000	6.500	11/15/43	2,430,225
Massachusetts Development Finance Agency RB Simmons College Issue Series 2015 K (BBB+/Baa1)(f)
1,950,000	5.000	10/01/36	2,048,709
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)(c)
8,060,000	8.000	10/01/15	8,208,062
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
12,500,000	5.750	07/01/39	14,001,875

			26,688,871

Michigan – 2.2%
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (CCC+/WR)
7,095,000	5.000	05/01/32	6,921,102
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,127,725
3,000,000	6.000	05/01/21	3,595,830
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(g)
4,675,000	0.790	07/01/32	4,086,838
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/35	2,810,938
Michigan Finance Authority RB Refunding for Detroit Water and Sewer Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/32	2,373,838
1,750,000	5.000	07/01/33	1,903,038
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(d)
196,775,000	0.000	06/01/52	3,539,982
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
70,100,000	0.000	06/01/52	889,569
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (AA-/Baa2)
4,000,000	5.375	06/01/26	4,146,120
9,835,000	5.500	06/01/35	10,166,440

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (NR/Aaa)(c)
$25,000,000	8.250%	09/01/18	$ 30,541,000

			75,102,420

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/32	2,753,300
3,750,000	6.000	06/15/39	4,128,975

			6,882,275

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
1,825,000	5.250	12/01/26	1,915,191

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(h)
1,535,000	6.000	07/01/37	145,825
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(h)
7,750,000	6.000	07/01/25	736,250
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(h)
1,250,000	5.750	04/01/27	275,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	675,432

			1,832,507

Nevada – 0.5%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
470,000	3.000	06/01/16	474,432
730,000	3.000	06/01/17	739,994
720,000	4.000	06/01/18	744,523
790,000	4.000	06/01/19	812,120
670,000	4.000	06/01/20	688,606
865,000	4.000	06/01/21	879,541
465,000	5.000	06/01/22	496,257
415,000	5.000	06/01/23	443,444
200,000	4.250	06/01/24	203,048
295,000	5.000	06/01/24	315,898
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,965,000	4.900	03/01/17	1,951,245
2,425,000	5.000	03/01/20	2,372,232
2,445,000	5.100	03/01/21	2,383,386
1,265,000	5.100	03/01/22	1,220,990
3,445,000	5.125	03/01/25	3,169,297
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,295,000	5.000	09/01/25	1,334,122

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
$55,000	5.100%	12/01/22	$ 55,778

			18,284,913

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,082,560
4,185,000	5.250	06/01/36	4,288,914

			5,371,474

New Jersey – 3.0%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,705,250
1,000,000	5.000	06/15/28	1,071,330
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,038,900
1,000,000	5.000	06/15/37	1,042,820
1,000,000	5.125	06/15/43	1,045,370
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	1,069,880
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A-/A3)
1,640,000	5.000	09/01/34	1,659,500
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (NATL-RE) (AA-/A3)
7,705,000	5.500	09/01/27	8,580,365
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/B1)
7,500,000	5.500	04/01/28	7,521,900
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (BB-/B1)
8,500,000	5.250	09/15/29	8,999,545
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB-/B1)
5,000,000	5.625	11/15/30	5,452,350
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB-/B1)
5,000,000	5.625	11/15/30	5,452,350
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)
32,380,000	6.625	07/01/38	35,884,487
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB/Baa2)
8,980,000	5.250	07/01/30	9,460,969
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A-/A3)
4,250,000	5.000	06/15/42	4,299,937

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (NR/A3)
$2,000,000	6.750%	12/01/38	$ 2,307,100
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
3,000,000	4.750	06/01/34	2,197,500

			99,789,553

New Mexico – 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB/Baa2)
6,925,000	4.875	04/01/33	7,061,769
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
14,000,000	5.900	06/01/40	15,375,500
New Mexico State Hospital Equipment Loan Council First Mortgage RB Refunding for Haverland Charter Lifestyle Group Series 2013 (BBB-/NR)
2,000,000	5.000	07/01/42	2,016,400

			24,453,669

New York – 0.7%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,664,565
Nassau County Tobacco Settlement Corp. RB Refunding for Asset-Backed Bonds Series 2006 A-3 (B-/NR)
1,890,000	5.125	06/01/46	1,528,481
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/48	2,049,860
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/29	1,128,510
3,000,000	6.375	01/01/39	3,430,020
5,000,000	6.500	01/01/46	5,723,100
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa3)
1,565,000	5.750	06/15/35	1,702,829
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (BB/Ba2)
1,750,000	5.125	07/01/31	1,877,155
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,493,550

			24,598,070

North Carolina – 0.4%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/34	1,137,100

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
$3,800,000	4.750%	03/01/32	$ 3,869,198
1,000,000	5.000	03/01/37	1,018,620
1,000,000	5.000	03/01/42	1,004,990
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/30	949,810
2,000,000	5.000	09/01/37	1,981,360
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	501,105
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,504,440

			11,966,623

Ohio – 6.0%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,479,220
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
29,050,000	5.125	06/01/24	23,704,219
48,070,000	5.875	06/01/30	38,727,595
45,250,000	6.500	06/01/47	38,222,675
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/B3)
16,600,000	6.250	06/01/37	13,841,578
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/B1)
22,320,000	5.375	09/15/27	22,412,628
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
10,540,000	5.000	01/01/27	10,931,456
15,000,000	5.000	01/01/37	15,235,950
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	2,059,100
1,610,000	5.000	01/01/46	1,650,379
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB-/B1)
8,730,000	6.750	12/01/40	9,671,181
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/48	8,156,800
Ohio State Air Quality Development Authority RB Refunding for AK Steel Holding Corp. Project Series 2012 A (AMT) (B-/Caa1)
2,020,000	6.750	06/01/24	2,076,903
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa1)
7,250,000	5.650	03/01/33	7,256,743

			201,426,427

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oklahoma – 1.6%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
$4,725,000	5.000%	12/01/27	$ 4,781,700
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2000 B (AMT) (NR/NR)
12,500,000	5.500	06/01/35	13,391,625
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/35	2,871,164
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/35	26,033,319
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(b)
3,500,000	5.000	06/01/25	3,762,990
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,247,850
865,000	6.000	05/01/31	876,375

			53,965,023

Oregon – 0.1%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,665,000	5.500	03/01/37	4,793,661

Pennsylvania – 3.7%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,614,660
1,000,000	5.000	09/01/35	1,060,340
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
18,000,000	5.000	05/01/42	18,416,160
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	524,330
1,000,000	5.000	08/01/45	1,028,040
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,656,400
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/42	1,059,550
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/38	1,564,440
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(g)
49,750,000	0.956	05/01/37	43,004,397
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,448,412
1,500,000	5.000	04/01/33	1,516,980
Luzerne County Pennsylvania GO Bonds Refunding Series 2015 A (AGM) (AA/NR)
4,250,000	5.000	11/15/29	4,641,255
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
1,500,000	5.000	06/30/42	1,555,200

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB/Baa3)
$7,400,000	6.250%	01/01/32	$ 8,205,638
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B+/NR)
2,460,000	8.000	05/01/29	2,913,280
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(g)
13,095,000	0.790	07/01/27	11,978,127
10,750,000	0.840	07/01/39	8,775,118
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,163,800
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (NR/NR)(h)
3,000,000	5.250	09/01/26	600,000
3,000,000	5.250	09/01/31	600,000
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BB+/Ba2)
5,000,000	6.250	07/01/23	5,321,000

			124,647,127

Puerto Rico – 6.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CCC+/Caa2)
56,440,000	6.000	07/01/38	37,252,093
38,845,000	6.000	07/01/44	25,443,864
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC+/Caa2)
115,000	4.500	07/01/27	75,642
370,000	5.000	07/01/30	243,323
5,115,000	5.125	07/01/37	3,235,493
49,335,000	5.250	07/01/42	30,711,038
3,470,000	6.000	07/01/47	2,359,635
Puerto Rico Commonwealth GO Bonds Series 2014 A (CCC-/Caa2)
31,460,000	8.000	07/01/35	21,235,500
Puerto Rico Commonwealth Highway & Transportation Authority RB (CCC-/Ca)
215,000	5.000	07/01/28	108,513
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (CCC-/Ca)
23,230,000	5.250	07/01/38	20,281,416
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (CCC-/Ca)
1,500,000	5.500	07/01/23	1,417,515
1,000,000	5.500	07/01/27	935,030
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2009 B (CCC-/Caa2)
645,000	5.875	07/01/36	399,900
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2011 A (CCC-/Caa2)
1,260,000	5.750	07/01/41	771,750
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2011 C (CCC-/Caa2)
205,000	6.500	07/01/40	130,687

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (CCC-/Caa2)
$4,000,000	5.250%	07/01/32	$ 2,395,000
4,000,000	5.250	07/01/37	2,380,200
Puerto Rico Electric Power Authority Power RB Series 2013 A (CCC-/Caa3)
5,440,000	7.000	07/01/40	2,937,818
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(g)
30,590,000	0.710	07/01/29	21,222,424
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (CCC-/Caa3)
9,700,000	5.250	07/01/26	5,338,977
Puerto Rico Electric Power Authority RB Series 2008 WW (CCC-/Caa3)
2,000,000	5.500	07/01/20	1,127,380
Puerto Rico Electric Power Authority RB Series 2010 XX (CCC-/Caa3)
7,590,000	5.250	07/01/40	4,099,055
Puerto Rico Electric Power Authority RB Series 2012 A (CCC-/Caa3)
19,720,000	5.000	07/01/42	10,649,786
Puerto Rico Electric Power Authority RB Series 2013 A (CCC-/Caa3)
5,210,000	7.000	07/01/33	2,813,765
5,205,000	6.750	07/01/36	2,811,012
Puerto Rico Electric Power Authority RB Series WW (CCC-/Caa3)
3,275,000	5.000	07/01/28	1,785,956
825,000	5.250	07/01/33	445,591
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (CCC-/Ca)(d)
4,750,000	0.000	07/01/34	1,167,882
3,750,000	0.000	07/01/35	856,238
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (CCC-/Caa2)
1,000,000	6.125	07/01/23	632,780
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (CCC-/Caa3)
2,000,000	6.375	08/01/39	1,107,500
6,800,000	6.000	08/01/42	3,757,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (CCC-/Caa3)
745,000	5.500	08/01/42	409,750
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (CCC-/Caa3)(d)
25,000,000	0.000	08/01/39	1,695,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (CCC-/Caa3)(a)
23,300,000	0.000	08/01/32	12,238,092
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (CCC-/Caa3)
10,000,000	0.000	08/01/33(d)	1,125,800
10,130,000	0.000	08/01/33(a)	3,878,980
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (CCC-/Caa3)
500,000	5.250	08/01/43	275,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (CCC-/Caa2)
$500,000	5.000%	08/01/40	$ 305,035

			230,057,420

Rhode Island – 0.3%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)
2,500,000	6.000	09/01/33	2,733,750
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(d)
46,215,000	0.000	06/01/52	1,729,365
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 A (BBB+/NR)
5,000,000	5.000	06/01/40	5,073,900

			9,537,015

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,688,000	6.875	11/01/35	3,627,517
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
4,000,000	6.500	08/01/39	4,835,640

			8,463,157

South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	5,218,100

Tennessee – 0.8%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,345,000	5.125	04/01/23	1,365,310
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB/NR)
125,000	5.000	10/01/15	125,781
7,500,000	5.125	10/01/35	7,505,475
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,572,090
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,352,225
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,076,160
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (NR/NR)(b)(h)
8,680,000	5.750	04/01/25	3,385,200
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,034,340

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
$1,500,000	5.250%	12/01/42	$ 1,527,540
2,000,000	5.375	12/01/47	2,045,820

			27,989,941

Texas – 6.0%
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
15,000	9.750	01/01/26	15,486
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
1,815,000	9.750	01/01/26	1,873,479
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,530,540
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (NR/NR)(h)
4,740,000	5.000	03/01/41	474,000
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (NR/NR)(h)
9,275,000	6.750	10/01/38	927,500
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)
6,000,000	7.250	04/01/32	6,010,860
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,145,000	4.750	05/01/38	1,168,347
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,250,000	4.750	11/01/42	5,426,715
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,815,000	5.500	04/01/53	12,917,339
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)
3,030,000	7.000	01/01/48	3,568,007
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB-/B1)
9,000,000	6.625	07/15/38	10,489,230
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB-/B1)
7,250,000	5.000	07/01/29	7,597,347
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB-/NR)
7,500,000	5.000	07/15/35	7,666,125
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
5,200,000	6.300	11/01/29	5,886,192
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,195,215

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corporation Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
$1,000,000	5.000%	04/01/47	$ 1,021,580
New Hope Cultural Education Facilities Finance Corporation Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/46	1,356,386
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	29,499,761
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)(c)
53,205,000	5.750	01/01/18	59,311,338
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (NR/NR)(h)
5,950,000	5.200	05/01/28	595,000
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
4,180,000	5.125	05/15/37	4,285,838
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/Baa1)(g)
7,825,000	0.892	12/15/26	7,227,718
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa1)
7,485,000	6.250	12/15/26	8,905,054
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,825,025
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	5,986,700
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(c)
250,000	5.000	07/01/15	250,000

			200,010,782

U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/NR)
3,515,000	5.000	10/01/39	3,806,323
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,215,080

			6,021,403

Utah – 0.7%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
22,632,000	7.100	08/15/23	24,876,642

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,348,325

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
$1,000,000	5.000%	01/01/31	$ 1,007,820
Alexandria City IDA for Residential Care Facilities Mortgagae RB for Goodwin House, Inc. Series 2015 (BBB/NR)
2,700,000	5.000	10/01/45	2,829,897
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	4,086,677
2,000,000	6.625	03/01/26	2,267,460
7,000,000	6.875	03/01/36	7,997,290
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	734,998
1,000,000	5.300	09/01/31	1,006,930
Tobacco Settlement Financing Corp. Senior Asset-Backed Bonds Series 2007 B-1 (B-/B3)
1,355,000	5.000	06/01/47	942,701
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	503,395
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,628,760

			26,005,928

Washington – 0.7%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(e)(i)
3,955,000	16.438	01/01/23	5,873,254
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(e)(i)
4,150,000	16.445	01/01/24	6,128,554
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/35	4,393,960
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)(c)
3,000,000	5.000	12/01/21	3,564,090
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(c)
750,000	6.000	08/15/19	885,945
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(c)
1,750,000	6.000	08/15/19	2,067,205

			22,913,008

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa1)(b)
4,000,000	5.375	12/01/38	4,349,720

Wisconsin – 1.8%
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB/NR)
15,830,000	5.000	07/01/42	16,619,125

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
$3,250,000	5.250%	07/01/47	$ 3,313,245
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
3,180,000	5.000	05/15/36	3,242,360
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,066,380
23,380,000	5.250	08/15/34	24,114,366
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,620,000	5.125	08/15/30	10,968,655

			60,324,131

TOTAL INVESTMENTS – 98.2%			$3,291,644,800

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			59,434,591

NET ASSETS – 100.0%			$3,351,079,391

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2015.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $77,811,330, which represents approximately 2.3% of net assets as of June 30, 2015.

(f)	When-issued security.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(h)	Security is currently in default.

(i)	Inverse floating rate security. Interest rate disclosed is that which is in effect on June 30, 2015.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF CORP	— General Obligation of Corporation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on June 30, 2015 (a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	$4,000	1.000%	03/20/23	0.934%	$(153,282)	$147,076
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.700	06/20/21	0.735	—	479,183
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	9,000	1.000	03/20/23	0.934	(344,885)	330,923
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	15,000	1.000	09/20/23	0.986	(574,433)	507,413
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.830	06/20/21	2.205	—	(211,021)
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.000	12/20/23	1.009	(240,200)	182,507
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.000	12/20/23	2.371	(650,186)	(233,060)

TOTAL						$(1,962,986)	$1,203,021

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

			Rates Exchanged		Market Value
Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$136,600	(a)	09/16/45	3 Month LIBOR	3.000%	$270,971	$(1,665,752)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,217,955,658

Gross unrealized gain	354,912,945
Gross unrealized loss	(281,223,803)

Net unrealized security gain	$73,689,142

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.2%
Alabama – 0.9%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,609,005
1,500,000	5.000	06/01/18	1,645,410
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/A1)
11,400,000	4.000	03/01/17	11,995,764
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,020,000	5.000	08/01/17	5,459,451
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/16	1,039,290
1,750,000	5.000	10/01/17	1,865,780
1,875,000	5.000	10/01/18	2,034,994
1,300,000	5.000	10/01/21	1,432,054
1,745,000	5.000	10/01/22	1,919,151
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
3,300,000	4.000	08/15/15	3,314,586
3,850,000	3.000	08/15/16	3,953,218

			37,268,703

Alaska – 0.2%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa2)
1,465,000	3.000	06/30/16	1,503,368
340,000	4.000	06/30/17	361,087
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
4,740,000	4.625	06/01/23	4,756,164

			6,620,619

Arizona – 4.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
30,300,000	1.000	01/01/37	27,146,679
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(a)
5,000,000	1.880	02/05/20	5,139,500
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2014 (AA+/Aa1)
4,150,000	5.000	07/01/19	4,741,126
Arizona Transportation Board Highway RB Series 2008 A (AAA/Aa1)(b)
7,000,000	5.000	07/01/18	7,815,150
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
7,235,000	4.000	07/01/16	7,494,013
Glendale City GO Bonds Refunding Series 2015 (AGM) (AA/A2)
2,880,000	2.000	07/01/16	2,917,872
365,000	4.000	07/01/18	391,550
1,600,000	4.000	07/01/19	1,738,672
3,000,000	4.000	07/01/20	3,280,410
3,400,000	4.000	07/01/21	3,729,494
1,665,000	5.000	07/01/22	1,930,301
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,000,000	4.000	07/01/16	1,034,490
1,500,000	5.000	07/01/17	1,622,340

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2015 (AA/A1)
$4,635,000	4.000%	07/01/18	$ 5,025,916
10,830,000	5.000	07/01/19	12,340,893
Maricopa County Arizona COPS Series 2015 (AA+/Aa1)
9,000,000	3.000	07/01/18	9,468,360
Maricopa County Arizona Paradise Valley Unified School District No. 69 GO Bonds Refunding for School Improvement Project of 2011 Series 2015 E (AA/Aa2)
2,860,000	4.000	07/01/18	3,097,723
12,115,000	3.000	07/01/19	12,904,492
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A2)(a)
6,500,000	1.750	05/30/18	6,547,775
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/A2)(c)
3,000,000	4.000	07/01/19	3,262,410
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
1,000,000	4.000	07/01/16	1,036,000
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	10,152,128
10,010,000	3.000	07/01/19	10,689,079
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)(b)
3,800,000	5.000	07/01/16	3,972,634
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
8,140,000	3.000	07/01/17	8,488,881
1,000,000	4.000	07/01/18	1,084,650
1,000,000	3.000	07/01/19	1,064,620
Pima County GO Bonds Series 2013 A (AA-/NR)
2,280,000	1.750	07/01/16	2,310,484
1,405,000	1.750	07/01/17	1,427,339
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(a)
5,000,000	2.125	06/01/18	5,017,500

			166,872,481

Arkansas – 0.6%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
1,720,000	2.000	01/01/16	1,734,706
2,065,000	2.000	01/01/17	2,108,633
1,885,000	3.000	01/01/18	1,938,817
Arkansas Federal Highway Grant Anticipation GO Bonds RB Series 2014 (AA/Aa1)
5,000,000	5.000	04/01/18	5,542,700
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A-/A3)
3,000,000	1.550	10/01/17	3,002,610
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,240,000	3.000	04/01/20	1,316,521
1,075,000	3.000	10/01/20	1,141,940

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arkansas – (continued)
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)
$1,440,000	5.000%	02/01/17	$ 1,536,941
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
845,000	2.000	11/01/16	856,602
1,915,000	2.000	11/01/17	1,945,965
1,465,000	2.000	11/01/18	1,489,568
720,000	2.000	11/01/19	726,250

			23,341,253

California – 9.7%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (AA-/Aa3)
3,000,000	5.000	08/01/16	3,144,780
Alameda Corridor Transportation Authority RB Refunding for Capital Appreciation Subordinate Lien Series A (AMBAC) (BBB+/Baa2)(d)
10,165,000	0.000	10/01/19	9,046,850
12,555,000	0.000	10/01/20	10,681,668
Anaheim Public Financing Authority Lease RB for Convention Center Expansion Project Series 2014 A (AA-/NR)
1,320,000	5.000	05/01/16	1,369,843
1,250,000	5.000	05/01/17	1,347,000
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
50,000	5.000	02/01/24	54,873
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
10,000,000	0.930	05/01/23	10,110,500
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa1)(a)
7,000,000	0.930	05/01/23	7,077,350
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
15,000,000	1.280	04/01/27	15,096,150
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(a)
26,050,000	1.450	08/01/17	26,321,701
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2014 (AA/Aa3)(a)
2,000,000	1.500	04/02/18	2,006,140
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,735,000	0.000	08/01/17	1,676,652
1,510,000	0.000	08/01/18	1,424,851
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
465,000	3.000	09/01/15	466,525
650,000	3.000	09/01/16	660,121
735,000	3.000	09/01/17	750,398
1,000,000	3.250	09/01/18	1,030,680
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Baa3)
25,000	4.300	09/01/16	25,750

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 1996 G (AMBAC) (A/A3)(e)
$7,500,000	0.126%	07/01/23	$ 7,042,433
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(a)
8,000,000	1.830	07/01/17	8,092,000
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA-/Aa3)(a)
5,000,000	1.450	03/15/17	5,056,150
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 A (BBB-/NR)(a)
5,000,000	2.130	11/01/16	5,000,550
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
1,700,000	5.000	11/01/16	1,784,507
3,480,000	5.000	11/01/17	3,749,944
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/20	153,577
100,000	4.000	06/01/22	106,127
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)
1,900,000	1.500	06/01/18	1,913,490
California State Department of Water Resources Power Supply RB Series 2010 M (AA/Aa2)
15,585,000	4.000	05/01/16	16,059,096
California State Various Purpose GO Bonds Refunding Series 2012 (A+/Aa3)
1,150,000	2.000	09/01/16	1,171,401
2,055,000	5.000	09/01/19	2,366,785
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
250,000	2.000	09/02/15	250,262
400,000	3.000	09/02/17	408,560
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (AA-/A3)
275,000	5.500	10/01/15	277,964
Charter Oak Unified School District GO BANS Series 2012 (SP-1+/NR)
4,625,000	5.000	10/01/15	4,676,337
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (AA-/A3)
195,000	5.000	08/01/18	195,051
Contra Costa Transportation Authority Sales Tax RB Series 2012 A (AA+/NR)(a)
11,000,000	0.495	12/15/15	10,997,800
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (A-/NR)
500,000	3.000	09/01/16	512,595
275,000	4.000	09/01/18	296,709
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(d)
13,300,000	0.000	09/01/15	13,290,956
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
680,000	5.500	10/01/17	680,564

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB+/Aa1)
$4,900,000	5.000%	06/01/17	$ 5,250,154
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
15,225,000	4.500	06/01/27	14,274,351
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (A/A1)
4,225,000	3.000	06/01/17	4,400,169
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,283,429
1,250,000	4.000	09/02/18	1,339,937
1,900,000	4.000	09/02/19	2,053,919
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB-/NR)
480,000	2.000	09/02/15	480,691
625,000	2.000	09/02/17	634,400
Irvine City Limited Obligation Improvement Bond Series 2011 (A-/NR)
300,000	3.000	09/02/15	301,179
500,000	3.000	09/02/16	509,595
400,000	3.250	09/02/17	410,236
750,000	3.625	09/02/18	774,338
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (A-/NR)
635,000	3.000	09/02/15	636,498
1,285,000	3.000	09/02/16	1,304,905
1,325,000	3.000	09/02/17	1,361,570
600,000	3.000	09/02/18	619,086
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/20	1,417,471
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
355,000	3.000	09/01/17	365,242
1,495,000	4.000	09/01/18	1,571,828
1,000,000	4.000	09/01/19	1,055,960
840,000	5.000	09/01/21	938,213
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
1,370,000	2.000	09/01/15	1,370,973
Lammersville Joint Unified School District Special Tax for Community Facilities District No. 2002 Series 2013 (NR/NR)
750,000	2.000	09/01/15	749,963
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/18	22,592,800
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (ETM) (SP-1+/Aa2)(b)(d)
1,750,000	0.000	09/01/16	1,740,953
Los Angeles California Department of Water and Power System RB Series 2012 C (AA-/Aa3)
1,300,000	3.000	01/01/16	1,308,840

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (AA-/A3)
$540,000	5.500%	07/01/17	$ 583,994
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	10,859,100
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/A1)
1,500,000	5.000	08/01/18	1,670,775
Los Angeles Unified School District Series 2004 F (FGIC) (AA-/Aa2)
455,000	5.000	07/01/17	475,857
Los Angeles Unified School District Series 2004 F (FGIC) (NR/Aa2)(b)
1,350,000	5.000	07/01/16	1,411,736
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA/A2)
365,000	3.000	09/01/15	366,548
410,000	3.000	09/01/16	421,287
275,000	4.000	09/01/17	292,220
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,000,000	3.000	09/01/16	1,027,530
1,895,000	4.000	09/01/17	1,995,795
3,080,000	4.000	09/01/19	3,312,756
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,082,180
Monterey Peninsula Unified School District GO BANS Series 2012 (NR/MIG1)
4,250,000	2.500	11/01/15	4,276,945
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
570,000	4.000	08/01/15	571,693
300,000	4.000	08/01/16	310,956
225,000	4.000	08/01/17	236,605
350,000	5.000	08/01/18	383,184
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,139,787
1,000,000	5.000	09/01/19	1,110,940
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
620,000	3.000	09/01/15	622,629
890,000	3.000	09/01/16	914,502
Natomas Unified School District GO Bonds Refunding Series 2013 (BAM) (AA/A2)
410,000	3.000	09/01/18	433,940
730,000	4.000	09/01/20	816,695
650,000	4.000	09/01/21	731,308
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A2)
1,705,000	3.000	08/01/15	1,708,836
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA/A2)
120,000	5.000	09/01/16	126,055

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (AA-/A3)
$700,000	5.250%	04/01/20	$ 718,606
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (AA-/A3)
100,000	5.000	04/01/16	101,882
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/A3)
100,000	5.000	10/01/20	107,071
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	393,740
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,099
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (AA-/A3)
400,000	5.000	11/01/15	405,984
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (AA-/A3)
1,845,000	5.250	06/15/18	1,845,000
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (AA-/A3)
150,000	5.500	09/01/17	163,968
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,933,392
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,065,000	4.000	03/01/17	1,124,821
1,000,000	4.000	03/01/18	1,061,000
Sacramento County Regional Transit District Farebox RB Series 2012 (A/A2)
500,000	4.000	03/01/16	511,620
530,000	4.000	03/01/17	558,149
250,000	5.000	03/01/18	274,315
730,000	5.000	03/01/19	821,863
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(e)
43,220,000	0.719	12/01/35	39,025,499
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
715,000	3.000	09/01/15	718,239
1,470,000	3.000	09/01/16	1,513,571
1,515,000	3.000	09/01/17	1,539,997
1,310,000	3.000	09/01/18	1,323,755
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
300,000	3.000	08/01/15	300,648
800,000	5.000	08/01/18	884,696
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA/A2)
150,000	5.000	08/01/19	169,634

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Baa3)
$1,450,000	5.250%	09/01/21	$ 1,519,063
665,000	5.250	09/01/23	696,282
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Baa3)
115,000	5.250	09/01/15	115,342
150,000	5.250	09/01/16	150,349
300,000	5.000	09/01/17	300,660
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA/A1)
4,455,000	5.000	05/01/17	4,807,435
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/19	3,052,280
San Francisco City & County Public Utilities Commission RB Refunding Series 2013 A (AA-/Aa3)
4,650,000	3.000	10/01/16	4,794,243
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (AA-/A3)
250,000	5.250	08/01/17	250,213
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	160,110
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
4,405,000	1.000	08/01/16	4,433,632
11,105,000	2.000	08/01/17	11,380,293
2,000,000	3.000	08/01/19	2,131,860
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
930,000	1.750	09/01/15	932,018
620,000	2.000	09/01/16	629,598
1,260,000	2.250	09/01/17	1,288,022
1,000,000	4.000	09/01/19	1,090,990
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(d)
2,000,000	0.000	07/01/18	1,930,960
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/18	601,422
Stockton Unified School District GO Bonds Refunding Series 2012 (A+/A2)
1,000,000	3.000	07/01/15	1,000,000
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
400,000	4.000	07/01/17	422,564
1,090,000	5.000	07/01/19	1,231,656
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
830,000	2.000	09/01/15	830,341
825,000	3.000	09/01/16	835,568
600,000	3.000	09/01/17	612,954
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,185,000	4.750	06/01/23	1,171,124

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (AA-/A1)(d)
$2,000,000	0.000%	08/01/16	$ 1,982,160
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(e)
3,500,000	0.794	05/15/30	3,106,600
15,000,000	0.924	05/15/43	12,786,600
Upland Community Redevelopment Agency Tax Allocation Refunding Series 2013 (AGM) (AA/A2)
1,805,000	2.000	09/01/15	1,809,783
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/A1)(d)
1,775,000	0.000	08/01/20	1,580,708
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
265,000	4.000	09/01/16	274,585
525,000	4.000	09/01/17	554,300

			407,066,507

Colorado – 0.6%
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (BBB+/Baa1)
1,000,000	5.000	09/01/20	1,132,020
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
400,000	1.000	12/01/15	400,416
500,000	4.000	12/01/18	532,730
1,000,000	5.000	12/01/20	1,115,950
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA-/Aa2)
4,030,000	4.000	12/01/16	4,226,341
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(e)
13,250,000	1.289	12/01/33	12,175,955
Jefferson County School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
1,750,000	3.000	12/15/16	1,812,510
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,024,300
Plaza Metropolitan District No. 1 Tax Allocation Refunding Series 2013 (NR/NR)
1,935,000	4.000	12/01/15	1,953,228
1,000,000	4.000	12/01/16	1,028,360

			25,401,810

Connecticut – 1.3%
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	5,583,427
Connecticut State GO Bonds Series 2013 A (AA/Aa3)(e)
3,000,000	0.370	03/01/17	3,003,750
2,000,000	0.450	03/01/18	1,981,640
Connecticut State GO Bonds Series 2013 C (AA/Aa3)
7,555,000	5.000	07/15/19	8,596,759
Connecticut State GO Bonds Series 2015 C (AA/Aa3)(e)
10,000,000	0.830	06/15/20	10,010,300

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
$1,830,000	4.000%	07/01/16	$ 1,882,814
1,000,000	2.000	07/01/17	1,004,660
1,260,000	4.000	07/01/18	1,334,201
New Haven GO Bonds Refunding Series 2012 A (BBB+/A3)
4,090,000	5.000	11/01/16	4,296,095
Town of Hamden GO Refunding Bonds Series 2013 (A+/Baa1)
1,685,000	5.000	08/15/18	1,857,477
2,000,000	5.000	08/15/19	2,242,200
Trumbull GO Bonds Series 2012 (AA+/Aa2)
1,070,000	2.000	09/01/16	1,088,800
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
4,730,000	4.000	02/15/16	4,837,466
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
555,000	3.000	08/01/15	556,010
2,000,000	4.000	08/01/17	2,101,080
2,100,000	4.000	08/01/18	2,233,455

			52,610,134

Delaware – 0.3%
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/19	2,170,636
New Castle County GO Bonds Refunding Series 2015 (AAA/Aaa)
1,000,000	5.000	10/01/20	1,179,460
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	896,469
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,519,708
University of Delaware RB Series 2013 A (AA+/Aa1)
3,025,000	3.000	11/01/16	3,125,551
4,265,000	3.000	11/01/17	4,463,066

			13,354,890

Florida – 4.0%
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
350,000	3.000	11/15/15	350,759
300,000	3.000	11/15/16	301,467
970,000	4.000	11/15/18	1,010,197
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
175,000	2.250	11/01/15	175,061
180,000	2.500	11/01/16	180,229
185,000	2.750	11/01/17	186,156
190,000	3.000	11/01/18	191,733
195,000	3.250	11/01/19	198,701
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (ETM) (NATL-RE) (AA-/A1)(b)
6,235,000	5.000	03/01/17	6,679,057
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A1)
27,000,000	5.000	06/01/16	28,070,280

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
$615,000	5.000%	05/01/17	$ 645,756
1,375,000	5.000	05/01/18	1,471,855
1,890,000	5.000	05/01/19	2,040,973
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (BBB+/NR)
195,000	1.000	05/01/16	194,825
195,000	1.500	05/01/17	194,686
200,000	2.250	05/01/18	199,508
205,000	2.500	05/01/19	204,034
210,000	2.750	05/01/20	208,681
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	1.875	05/01/16	248,557
500,000	2.125	05/01/17	495,095
250,000	2.400	05/01/18	245,502
250,000	2.700	05/01/19	246,418
250,000	3.000	05/01/20	243,518
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
2,365,000	5.000	08/15/15	2,377,960
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
355,000	1.800	05/01/16	354,049
360,000	2.100	05/01/17	358,718
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa1)
825,000	3.000	04/01/17	855,203
500,000	5.000	04/01/18	546,445
500,000	5.000	04/01/19	556,205
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(a)
675,000	0.114	10/01/21	631,120
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(e)
5,325,000	0.126	10/01/21	4,978,923
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(e)
100,000	0.172	10/01/21	93,499
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
490,000	2.250	05/01/16	494,140
500,000	2.250	05/01/17	505,440
415,000	2.000	05/01/18	413,415
425,000	2.250	05/01/19	420,992
535,000	2.500	05/01/20	527,799
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa2)
1,000,000	5.000	11/15/15	1,017,260
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,307,044
6,315,000	5.000	11/15/17	6,841,987
6,250,000	5.000	11/15/18	6,918,187
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,230,823

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB+/NR)
$265,000	3.400%	05/01/16	$ 265,694
275,000	3.600	05/01/17	276,677
285,000	3.800	05/01/18	288,107
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa1)
1,750,000	4.000	11/15/17	1,867,810
2,220,000	4.000	11/15/18	2,404,882
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A/A2)(f)
2,150,000	3.000	03/01/16	2,185,969
2,210,000	4.000	03/01/17	2,325,495
2,300,000	4.000	03/01/18	2,457,021
2,390,000	5.000	03/01/19	2,678,951
2,510,000	5.000	03/01/20	2,859,668
2,635,000	5.000	03/01/21	3,026,587
2,770,000	5.000	03/01/22	3,175,473
Miami Special Obligation Refunding Series 2011 A (AGM) (AA/A2)
830,000	5.000	02/01/17	884,523
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2006 (A-/NR)
2,000,000	1.500	10/01/18	1,991,200
Miami-Dade County School Board COPS Series 2007 B (NATL-RE FGIC) (AA-/A1)(b)
2,500,000	5.000	05/01/17	2,684,050
Miami-Dade County School Board COPS Series 2011 B (A/A1)(a)
3,000,000	5.000	05/01/16	3,116,070
Miami-Dade County School Board COPS Series 2012 A (A/A1)(a)
7,595,000	5.000	08/01/16	7,969,130
Miami-Dade County Special Obligation RB Refunding Series 2012 A (A+/A2)
500,000	4.000	10/01/15	504,315
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,130,000	4.000	04/01/16	1,148,408
1,180,000	5.000	04/01/17	1,243,390
1,245,000	5.000	04/01/18	1,340,130
1,305,000	5.000	04/01/19	1,428,936
Osceola County School Board COPS Series 2013 A (A/Aa3)
1,000,000	4.000	06/01/16	1,032,310
500,000	4.000	06/01/17	530,345
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
400,000	4.000	11/01/15	403,360
370,000	4.000	11/01/16	382,032
720,000	4.000	11/01/17	761,040
630,000	4.000	11/01/18	675,719
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA/Aa3)
2,085,000	5.000	08/01/17	2,092,068
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(a)
3,650,000	5.000	08/01/16	3,815,309

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
$135,000	2.000%	05/01/16	$ 134,911
130,000	2.125	05/01/17	129,826
135,000	2.250	05/01/18	134,376
140,000	2.875	05/01/19	137,236
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,010,820
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
215,000	2.000	05/01/16	214,564
220,000	2.250	05/01/17	219,490
225,000	2.625	05/01/18	224,723
230,000	3.000	05/01/19	231,649
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)(c)
3,090,000	4.000	05/01/20	3,089,876
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	1.875	05/01/16	89,799
90,000	2.125	05/01/17	89,752
95,000	2.500	05/01/18	94,793
90,000	2.750	05/01/19	90,095
100,000	3.000	05/01/20	99,686
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	13,006,620
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
305,000	3.500	05/01/16	305,997
320,000	3.750	05/01/17	323,529
330,000	4.000	05/01/18	337,141
345,000	4.125	05/01/19	355,371
375,000	4.375	05/01/21	382,219
390,000	4.500	05/01/22	399,177
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
105,000	2.125	05/01/16	104,715
110,000	2.250	05/01/17	109,531
110,000	2.500	05/01/18	109,523
115,000	2.875	05/01/19	115,639
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
400,000	3.000	09/01/15	401,404
560,000	3.000	09/01/16	572,606
425,000	4.000	09/01/17	451,520
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
105,000	2.500	05/01/16	105,358
105,000	2.750	05/01/17	105,295
110,000	3.000	05/01/18	110,560
110,000	3.250	05/01/19	111,380
115,000	3.500	05/01/20	116,013
115,000	3.750	05/01/21	114,757
125,000	3.875	05/01/22	125,031
125,000	4.000	05/01/23	125,495
135,000	4.125	05/01/24	136,153
140,000	4.150	05/01/25	140,821
145,000	4.250	05/01/26	146,705

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
$415,000	2.300%	05/01/19	$ 413,937
125,000	2.600	05/01/20	124,549
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
220,000	2.000	05/01/16	222,823
225,000	2.125	05/01/17	230,373
230,000	2.500	05/01/18	233,388
235,000	2.875	05/01/19	240,776
240,000	3.000	05/01/20	246,401
Village Community Development District No. 5 Special Assessment Refunding Phase I Series 2013 (A/NR)
540,000	3.000	05/01/16	544,007
Village Community Development District No. 7 Special Assessment RB Refunding Series 2015 (A/NR)
1,215,000	3.000	05/01/17	1,252,896
1,500,000	3.000	05/01/19	1,550,385
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
355,000	2.500	05/01/16	358,866
365,000	2.500	05/01/17	371,260
375,000	2.500	05/01/18	380,625
385,000	2.000	05/01/19	380,657
390,000	2.375	05/01/20	386,041
400,000	2.625	05/01/21	394,140
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	2.000	05/01/16	89,773
90,000	2.125	05/01/17	89,704
95,000	2.250	05/01/18	94,715
95,000	2.875	05/01/19	95,084

			166,231,482

Georgia – 2.6%
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA/Aa2)
1,530,000	4.000	07/01/16	1,581,989
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
1,045,000	4.000	04/01/16	1,073,246
790,000	4.000	04/01/17	835,180
Colquitt County School District Sales Tax GO Bonds Series 2013 (ST AID WITHHLDG) (NR/Aa1)
1,650,000	4.000	01/01/17	1,730,108
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
1,500,000	5.000	10/01/16	1,583,445
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,255,835
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,985,000	4.000	04/01/17	3,160,548
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,083,538

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
$2,500,000	4.000%	12/01/15	$ 2,538,525
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	7,989,273
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	9,710,682
11,495,000	4.000	09/01/17	12,278,499
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	17,065,928
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
4,000,000	2.000	12/01/15	4,029,120
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
3,030,000	5.000	03/01/17	3,249,948
4,215,000	5.000	03/01/18	4,641,221
Metropolitan Atlanta Rapid Transit Authority RB Series 2000 A (AAA/Aa2)(a)
7,700,000	0.330	07/01/17	7,700,000
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(e)
14,000,000	0.790	10/01/24	13,420,960
Public Gas Partners, Inc. RB Series 2009 A (A+/A3)
6,130,000	5.000	10/01/15	6,195,407
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,500,000	5.000	10/01/16	2,640,375
2,000,000	3.000	10/01/17	2,089,120
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,804,583

			109,657,530

Hawaii – 0.1%
Honolulu City and County Wastewater System RB Senior First Bond Resolution Series 2012 A (AA/Aa2)
2,400,000	2.000	07/01/17	2,455,680

Idaho – 0.1%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,044,640
2,095,000	4.000	08/01/18	2,278,522
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	1,995,829

			5,318,991

Illinois – 8.0%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(d)
8,990,000	0.000	12/01/16	8,586,529

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/A3)(d)
$1,070,000	0.000%	12/01/17	$ 984,175
2,500,000	0.000	12/01/15	2,471,225
11,185,000	0.000	12/01/16	10,683,017
Chicago Illinois Board of Education GO Bonds Refunding Series 1999 A (NATL-RE FGIC) (AA-/A3)(d)
6,200,000	0.000	12/01/19	5,210,170
Chicago Illinois Board of Education GO Bonds Refunding Series 2015 A (A-/NR)(a)
30,000,000	4.030	03/01/17	30,150,300
Chicago Illinois GO Bonds Refunding Series 2012 C (A-/Ba1)
4,610,000	5.000	01/01/22	4,673,664
Chicago Illinois GO Bonds Series 2010 A (A-/Ba1)
2,500,000	5.000	12/01/16	2,577,875
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A-/A3)
400,000	5.000	01/01/19	448,248
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (A-/Ba1)
5,950,000	4.000	12/01/17	6,006,882
Chicago Illinois Sales Tax RB Refunding RMKT 06/09/15 Series 2002 (AAA/NR)
1,250,000	5.000	01/01/21	1,378,250
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A-/Baa2)
550,000	4.000	11/01/16	566,060
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/A2)
1,500,000	5.000	11/15/19	1,626,120
1,000,000	4.000	11/15/20	1,040,580
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,245,000	4.000	12/01/16	1,303,316
1,295,000	4.000	12/01/17	1,380,612
1,365,000	4.000	12/01/18	1,476,357
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
1,440,000	2.000	12/01/15	1,450,368
1,650,000	3.000	12/01/17	1,718,129
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa2)(a)
6,000,000	1.550	02/13/20	5,923,500
Illinois GO Bonds Series 2005 (AGM) (AA/A2)
1,095,000	4.250	09/01/18	1,099,073
Illinois GO Bonds Series 2014 (A-/A3)
3,730,000	5.000	02/01/19	3,995,017
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,385,000	4.000	06/15/17	2,523,187
Illinois State GO Bonds First Series 2001 (NATL-RE) (AA-/A3)
3,000,000	5.500	08/01/17	3,201,060
Illinois State GO Bonds Refunding Series 2007 B (A-/A3)
1,000,000	5.000	01/01/16	1,019,840
Illinois State GO Bonds Refunding Series 2009 A (A-/A3)
16,000,000	4.000	09/01/20	16,633,920
Illinois State GO Bonds Refunding Series 2010 (A-/A3)
7,305,000	5.000	01/01/17	7,645,121
12,775,000	5.000	01/01/18	13,517,994
16,490,000	5.000	01/01/20	17,821,402

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA/A2)
$3,550,000	5.000%	01/01/16	$ 3,621,320
Illinois State GO Bonds Refunding Series 2012 (A-/A3)
6,250,000	5.000	08/01/16	6,494,063
7,295,000	5.000	08/01/19	7,855,621
10,925,000	5.000	08/01/20	11,854,280
Illinois State GO Bonds Series 2002 (NATL-RE) (AA-/A3)
2,710,000	5.500	08/01/15	2,720,000
Illinois State GO Bonds Series 2003 A (A-/A3)
7,525,000	5.000	10/01/16	7,548,478
Illinois State GO Bonds Series 2012 (A-/A3)
14,360,000	4.000	01/01/19	14,846,373
Illinois State GO Bonds Series 2012 A (A-/A3)
10,085,000	3.000	01/01/18	10,188,775
Illinois State GO Bonds Series 2013 (A-/A3)
9,070,000	5.000	07/01/17	9,571,752
Illinois State GO Bonds Series 2013 A (A-/A3)
2,250,000	5.000	04/01/17	2,369,295
Illinois State GO Bonds Series 2014 (A-/A3)
4,490,000	5.000	04/01/17	4,728,060
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	6,759,350
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	7,946,100
11,980,000	5.000	06/15/18	12,687,299
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,325,438
2,690,000	3.000	02/01/18	2,784,419
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	857,153
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
11,350,000	4.125	06/01/16	11,674,156
4,000,000	5.000	06/01/16	4,145,600
10,000,000	5.000	06/01/17	10,646,200
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,420,000	5.000	06/01/16	13,949,553
13,545,000	5.000	06/01/17	14,608,960
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (AA-/A3)
7,500,000	5.000	03/01/19	8,007,075

			335,301,311

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A/A2)(a)
15,000,000	1.850	10/01/19	14,993,700
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/A3)(b)
1,085,000	5.500	08/01/17	1,187,565
4,535,000	5.625	08/01/18	5,140,876

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
$520,000	5.000%	05/01/17	$ 557,892
855,000	5.000	05/01/20	979,035
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa2)(a)
4,590,000	1.600	02/01/17	4,662,292
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A/NR)
800,000	5.000	03/01/18	869,480
500,000	5.000	03/01/19	553,690
650,000	5.000	03/01/20	727,305
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA/A2)
3,905,000	5.000	10/01/15	3,947,877

			33,619,712

Iowa – 0.2%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A/A2)
400,000	4.000	08/15/15	401,500
440,000	4.000	08/15/16	453,719
1,400,000	4.000	08/15/17	1,477,140
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	1.500	08/01/16	1,012,050
1,000,000	5.000	08/01/18	1,119,640
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,040,000	1.500	07/01/16	1,051,659
1,055,000	1.500	07/01/17	1,071,194
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	450,000

			7,036,902

Kansas – 0.7%
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(a)
3,000,000	2.000	03/01/17	3,025,350
Wichita GO Bonds Series 811 (AA+/Aa1)
5,405,000	5.000	06/01/18	6,025,278
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,465,000	3.000	09/01/16	2,536,904
2,550,000	4.000	09/01/17	2,726,052
2,640,000	3.000	09/01/18	2,800,063
2,585,000	4.000	09/01/19	2,870,669
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,035,000	3.000	10/01/16	1,066,971
1,075,000	3.000	10/01/17	1,127,793
1,130,000	3.000	10/01/19	1,209,880
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,418,390
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
2,000,000	4.000	12/01/15	2,028,040
1,400,000	5.000	12/01/16	1,478,204

			29,313,594

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – 1.4%
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
$15,000,000	5.000%	07/01/17	$ 16,029,600
Kentucky State Property and Buildings Commission for Project 100 RB Refunding Series 2011 A (A+/Aa3)
1,350,000	5.000	08/01/16	1,415,151
5,040,000	4.000	08/01/17	5,354,244
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A+/Aa3)
4,480,000	5.000	11/01/18	5,004,339
Louisville Regional Airport Authority Airport System RB Refunding Series 2014 A (AMT) (A+/NR)
250,000	3.000	07/01/16	255,815
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A/A1)(a)
10,000,000	1.150	06/01/17	9,998,100
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A/A1)(a)
10,500,000	1.650	04/03/17	10,608,360
Trimble County Kentucky Pollution Control RB for Gas and Electric Company Project Series 2001 A (A/A1)(a)
6,000,000	1.050	03/01/18	5,965,620
University of Kentucky General Receipts RB Refunding Series 2015 B (AA/Aa2)
3,730,000	5.000	10/01/18	4,177,227
University of Kentucky General Receipts RB Refunding Series 2015 C (AA/Aa2)
1,705,000	4.000	10/01/18	1,855,501

			60,663,957

Louisiana – 1.6%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/19	3,400,470
East Baton Rouge Sewerage Commission RB LIBOR Series 2011 A (AA-/Aa3)(a)
14,710,000	0.631	08/01/18	14,703,528
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A1)
400,000	2.000	07/15/15	400,268
585,000	3.000	07/15/15	585,608
350,000	2.000	07/15/16	355,036
1,830,000	3.000	07/15/16	1,875,000
375,000	2.000	07/15/17	382,500
1,740,000	4.000	07/15/17	1,844,383
680,000	2.000	07/15/18	694,280
1,040,000	4.000	07/15/18	1,123,346
1,000,000	5.000	07/15/19	1,135,370
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,570,000	3.000	02/01/16	1,594,194
1,015,000	3.000	02/01/17	1,052,829
1,565,000	3.000	02/01/18	1,634,846
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A/A1)
2,955,000	5.000	06/01/16	3,066,935
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA/A1)
1,250,000	3.000	12/01/16	1,290,237

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(d)
$1,500,000	0.000%	10/01/15	$ 1,498,380
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA/Aa3)(b)
8,250,000	5.000	06/01/17	8,922,622
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (BBB/A3)(a)
3,000,000	1.375	10/01/16	3,008,970
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	526,540
2,825,000	5.000	10/01/17	3,041,565
New Orleans GO Bonds Refunding Series 2012 (A-/A3)
1,805,000	4.000	12/01/15	1,829,945
4,145,000	4.000	12/01/16	4,323,691
4,030,000	4.000	12/01/17	4,266,843
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA/Aa3)
500,000	4.000	12/01/15	506,805
610,000	4.000	12/01/16	635,163
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
1,800,000	2.300	07/01/15	1,800,000
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A+/A2)
420,000	4.000	04/01/16	430,752

			65,930,106

Maine – 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (A-/NR)(a)
3,125,000	3.800	11/01/15	3,160,812
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,455,000	1.700	11/15/15	2,461,457

			5,622,269

Maryland – 2.3%
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
2,500,000	4.000	02/01/16	2,553,900
9,000,000	5.000	02/01/17	9,620,550
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,276,379
3,055,000	4.000	11/01/18	3,350,296
Charles County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
2,365,000	4.000	11/01/15	2,393,995
1,115,000	4.000	11/01/16	1,166,702
5,405,000	4.000	11/01/17	5,800,322
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (AA-/NR)
7,025,000	0.105	07/01/37	5,856,262
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (NATL-RE FGIC) (AA/NR)(e)
11,350,000	0.105	07/01/37	9,816,154

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AAA/Aaa)
$1,170,000	2.250%	07/01/16	$ 1,191,984
Maryland State Department of Transportation Consolidated RB Series 2015 (AAA/Aa1)
8,220,000	5.000	02/01/18	9,063,043
15,995,000	5.000	02/01/19	18,124,415
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,335,253
3,445,000	4.000	08/15/16	3,577,288
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	5,669,128
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(a)
2,010,000	1.250	06/01/18	2,008,854
Washington Suburban Sanitary District Consolidated Public Improvement GO Bonds Series 2012 (AAA/Aaa)
12,500,000	5.000	06/01/16	13,028,125

			97,832,650

Massachusetts – 2.6%
Massachusetts Development Finance Agency RB for Boston University Series 2008 U-1 (A/A1)(a)
7,000,000	0.610	03/30/17	7,003,570
Massachusetts Development Finance Agency RB for Partners HealthCare System Series 2014 M-5 (AA/Aa3)(a)
19,860,000	0.580	01/30/18	19,900,514
Massachusetts State Development Finance Agency RB for Partners HealthCare System Issue Series 2012 L (AA/Aa3)
400,000	5.000	07/01/15	400,000
300,000	5.000	07/01/16	313,569
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A/A1)
10,000,000	1.500	08/01/19	10,019,700
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA+/Aa1)(e)
15,000,000	0.756	05/01/37	14,079,600
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(e)
26,250,000	0.756	05/01/37	23,603,475
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(e)
7,000,000	0.460	01/01/18	6,994,050
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(e)
6,000,000	0.390	02/01/17	5,997,720
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(e)
8,000,000	0.736	11/01/25	7,754,400
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(a)
2,750,000	1.700	11/01/16	2,771,890
Massachusetts State Health & Educational Facilities Authority RB for Massachusetts Institute of Technology Series 2008 O (AAA/Aaa)(b)
8,750,000	5.000	07/01/18	9,782,675

			108,621,163

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – 3.9%
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
$2,990,000	5.250%	07/01/20	$ 3,413,862
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (AA-/A3)
3,000,000	5.000	07/01/16	3,008,040
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (BBB+/Ba2)
700,000	5.000	07/01/15	700,000
500,000	5.000	07/01/16	518,720
1,295,000	5.000	07/01/17	1,378,890
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (AA-/NR)
1,250,000	5.000	05/01/20	1,431,962
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Bonds Refunding Series 2014 (Q-SBLF) (AA-/NR)
250,000	5.000	05/01/17	267,042
365,000	5.000	05/01/18	401,515
900,000	5.000	05/01/19	1,013,274
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A/A1)
2,300,000	4.000	08/01/20	2,533,519
3,500,000	5.000	08/01/21	4,056,045
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000	07/01/21	5,848,496

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5 (NATL-RE FGIC) (AA-/A3)

5,570,000	5.000	07/01/17	5,942,132
1,500,000	5.000	07/01/18	1,633,905
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/20	3,605,378
10,000,000	5.000	07/01/21	11,405,800
9,225,000	5.000	07/01/22	10,517,238
5,000,000	5.000	07/01/23	5,739,900

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE FGIC) (AA-/A3)

7,410,000	5.000	07/01/18	8,071,491
5,000,000	5.000	07/01/19	5,537,500
1,390,000	5.000	07/01/20	1,563,055
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
1,530,000	3.000	07/01/16	1,562,390
1,400,000	4.000	07/01/18	1,463,756
1,125,000	5.000	07/01/19	1,223,494
1,200,000	5.000	07/01/20	1,322,052

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
$1,255,000	4.000%	10/01/17	$ 1,333,438
1,135,000	5.000	10/01/18	1,260,758
825,000	5.000	10/01/19	933,273
1,140,000	5.000	10/01/20	1,305,163
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	7,946,925
Michigan Finance Authority RB for Detroit School District Series 2015 B (SP-2/NR)(f)
2,900,000	4.750	06/01/16	2,938,280
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (ST AID WITHHLDG) (A+/NR)
1,375,000	4.000	06/01/17	1,425,022
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	9,912,150
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
1,560,000	5.000	07/01/23	1,560,000
Michigan Finance Authority State Aid RB for Detroit School District Series 2014 E (ST AID WITHHLDG) (SP-1/NR)
6,620,000	2.850	08/20/15	6,631,188
Michigan Flushing Community Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (NR/Aa2)
1,040,000	4.000	05/01/19	1,132,914
500,000	4.000	05/01/20	548,130
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)
2,180,000	5.000	11/01/19	2,212,460
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(a)
3,050,000	2.000	05/30/18	3,130,764
Michigan State Strategic Fund Tax-Exempt Adjustable Mode Facilities RB for Waste Management, Inc. Project Series 2001 (AMT) (A-/NR)(a)
10,800,000	1.500	08/01/17	10,846,116
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
475,000	4.000	05/01/16	487,663
645,000	4.000	05/01/17	678,237
1,000,000	5.000	05/01/18	1,094,790
2,475,000	5.000	05/01/20	2,802,294
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	940,433
700,000	4.000	05/01/19	764,442
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/19	1,702,800
St. Clair County Michigan East China School District 2015 School Bus GO Bonds Refunding Series I (Q-SBLF) (AA-/NR)
3,170,000	3.000	05/01/19	3,342,194
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
10,000,000	5.000	12/01/15	10,175,900

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
$1,270,000	5.000%	12/01/18	$ 1,408,862
1,385,000	5.000	12/01/19	1,564,247
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,083,890

			163,321,789

Minnesota – 2.4%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AA+/NR)(d)
675,000	0.000	02/01/21	597,787
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds Series 2012 A (SD CRED PROG) (AA+/NR)
3,445,000	4.000	02/01/16	3,517,655
3,575,000	4.000	02/01/17	3,762,258
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,154,784
2,595,000	1.500	06/01/17	2,631,693
3,190,000	1.500	06/01/18	3,222,698
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO Bonds for Grant Anticipation Notes Series 2012 G (SP-1+/Aaa)
47,100,000	1.000	03/01/16	47,127,318
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aa1)
7,980,000	2.000	12/01/17	8,193,944
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/18	551,550
Minnesota State Trunk Highway GO Bonds Refunding Series 2014 E (AA+/Aa1)
12,220,000	2.000	08/01/18	12,569,736
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	12,719,070
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,644,964
1,000,000	3.000	02/01/17	1,036,790

			100,730,247

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,864,302
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(b)
3,855,000	5.000	11/01/17	4,223,499

			8,087,801

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – 2.2%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
$1,995,000	4.000%	09/01/18	$ 2,167,947
2,075,000	4.000	09/01/19	2,291,007
Curators University of Missouri System Facilities RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,147,977
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
7,600,000	2.000	02/01/16	7,676,532
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
500,000	4.000	06/01/16	515,695
1,180,000	4.000	06/01/18	1,251,024
960,000	4.000	06/01/19	1,030,973
1,000,000	4.000	06/01/20	1,078,860
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
34,540,000	5.000	05/01/18	38,350,453
24,275,000	5.000	05/01/19	27,669,130
Platte County Park Hill School District GO Bonds Refunding for Direct Deposit Program Series 2013 (ST AID DIR DEP) (AA+/Aa1)
2,250,000	2.000	03/01/16	2,274,030
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	844,789
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/A3)
1,000,000	5.000	07/01/15	1,000,000

			91,298,417

Montana – 0.2%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
1,600,000	2.000	06/01/17	1,633,728
2,000,000	3.000	06/01/17	2,079,820
1,750,000	3.000	06/01/18	1,841,647
800,000	4.000	06/01/18	864,664

			6,419,859

Nebraska – 0.7%
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/Aa3)(a)
20,000,000	5.000	12/01/19	22,724,200
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
775,000	4.000	11/01/16	803,001
435,000	4.000	11/01/17	459,486
750,000	4.000	11/01/19	810,788
690,000	4.000	11/01/20	748,760

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nebraska – (continued)
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa3)
$1,215,000	2.000%	10/15/16	$ 1,233,456
1,765,000	3.000	10/15/17	1,847,849
1,785,000	3.000	10/15/18	1,889,636

			30,517,176

Nevada – 1.6%
Clark County Department of Aviation RB Refunding for Airport System Junior Subordinate Lien Series 2015 B (AMT) (A+/A2)(c)
18,285,000	3.000	07/01/17	18,903,399
Clark County GO Refunding Bonds Series 2006 (AGM) (AA/Aa1)
5,115,000	4.625	06/01/19	5,304,767
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
2,850,000	3.000	08/01/15	2,852,194
3,350,000	3.000	08/01/16	3,370,368
3,660,000	4.000	08/01/17	3,762,517
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,127,470
Clark County School District Limited Tax GO Bonds Refunding Series 2015 B (AA-/A1)
11,900,000	5.000	06/15/18	13,188,532
10,300,000	5.000	06/15/19	11,704,302
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,007,320
2,700,000	4.000	12/01/16	2,829,195
2,810,000	4.000	12/01/17	2,942,435

			68,992,499

New Hampshire – 1.3%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A2)(e)
50,475,000	0.158	05/01/21	47,335,675
New Hampshire Health & Education Facilities Authority RB Refunding for Catholic Medical Center Series 2012 (A-/Baa1)
400,000	4.000	07/01/15	400,000
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(a)
1,200,000	2.125	06/01/18	1,209,276
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	5,721,354

			54,666,305

New Jersey – 5.1%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
1,845,000	1.000	03/01/16	1,852,804
2,025,000	1.000	03/01/17	2,033,971

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
$1,320,000	2.000%	12/01/15	$ 1,329,504
1,725,000	2.000	12/01/16	1,757,706
2,355,000	2.000	12/01/17	2,417,007
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,174,475
Burlington County New Jersey GO Bonds Series 2015 A (AA/Aa2)
1,080,000	2.000	05/01/18	1,104,786
1,275,000	2.000	05/01/19	1,302,387
Casino Reinvestment Development Authority Luxury Tax RB Series 2014 (BBB+/Baa2)
785,000	4.000	11/01/16	805,017
1,000,000	4.000	11/01/17	1,041,610
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,229,949
1,300,000	5.000	11/01/19	1,493,700
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(a)
2,950,000	2.125	12/01/17	3,002,451
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA/NR)
660,000	2.000	10/01/15	662,785
1,245,000	3.000	10/01/17	1,300,191
Mercer County New Jersey GO Bonds Series 2015 (AA+/NR)
1,000,000	0.050	02/01/17	988,630
2,155,000	0.050	02/01/18	2,086,364
2,355,000	0.050	02/01/19	2,236,661
Middlesex County New Jersey GO Bonds for General Improvements Series 2013 (AAA/NR)
2,845,000	2.000	01/15/17	2,902,754
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,554,712
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,381,016
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A-/A3)
7,500,000	5.000	12/15/16	7,842,150
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa2)
1,240,000	5.000	07/01/17	1,319,583
1,265,000	4.000	07/01/18	1,334,208
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A/NR)
1,275,000	5.000	07/01/15	1,275,000
2,000,000	5.000	07/01/16	2,085,780
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A-/A3)
350,000	5.000	07/01/17	375,809
400,000	5.000	07/01/18	438,888
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,745,754

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State GO Bonds Refunding Series 2010 Q (A/A2)
$5,000,000	5.000%	08/15/16	$ 5,210,200
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
7,500,000	5.000	09/15/18	8,206,725
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A3)
22,000,000	5.000	01/01/20	25,164,040
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (AA-/A3)(e)
21,625,000	0.172	01/01/30	19,689,220
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (AA-/A3)(e)
21,500,000	0.114	01/01/30	19,575,409
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	11,238,900
New Jersey Transportation Trust Fund Authority Program RB Series 2014 AA (A-/A3)
1,900,000	5.000	06/15/17	1,999,807
4,350,000	5.000	06/15/18	4,659,068
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (AA-/A3)
6,800,000	5.500	12/15/16	7,182,432
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A-/A3)
1,075,000	5.000	06/15/16	1,110,249
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (A-/A3)
22,280,000	5.000	12/15/19	24,235,738
New Jersey Transportation Trust Fund Authority Refunding for Transportation Systems Series 2010 D (A-/A3)
10,000,000	5.250	12/15/23	10,993,100
New Jersey Transportation Trust Fund Authority System RB Series 2003 B (A-/A3)
5,000,000	5.250	12/15/19	5,490,650
New Jersey Turnpike Authority Turnpike RB Series 2014 B-3 (A+/A3)(a)
2,750,000	0.695	01/01/18	2,751,100
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	840,164
855,000	3.000	07/15/17	891,303
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,419,414
Union County New Jersey GO Bonds Refunding Series B (ETM) (NR/NR)(b)
25,000	3.000	03/01/19	26,594
Union County New Jersey GO Bonds Series B (AA+/Aa1)
1,240,000	3.000	03/01/19	1,309,031
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
700,000	4.000	07/15/15	700,980
1,000,000	4.000	07/15/16	1,034,790

			214,804,566

New Mexico – 1.0%
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2012 (AAA/Aa1)
21,485,000	2.000	06/15/16	21,818,017

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Mexico – (continued)
New Mexico State Capital Projects GO Bonds Series 2013 (AA+/Aaa)
$6,030,000	2.000%	03/01/17	$ 6,167,605
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,227,150
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,166,020
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	5,936,269

			41,315,061

New York – 12.5%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA/A2)
1,625,000	5.000	12/15/15	1,658,247
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,385,000	3.000	06/01/16	1,417,921
Brookhaven Public Improvement GO Bonds Series 2013 A (AA+/Aa2)
4,135,000	2.000	09/15/16	4,211,580
City of Yonkers New York School GO Bonds Refunding Series 2014 A (AGM) (AA/A2)
2,890,000	5.000	09/01/18	3,213,536
3,135,000	5.000	09/01/19	3,560,200
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA/NR)
990,000	4.000	10/15/15	999,950
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (AA-/A2)
1,000,000	5.000	11/15/15	1,017,000
730,000	4.000	11/15/16	763,930
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (AA-/A2)(a)
20,000,000	5.000	11/15/19	22,833,200
Metropolitan Transportation Authority RB Series 2011 B (AA-/A2)(a)
50,000,000	0.475	11/01/17	50,006,500
Metropolitan Transportation Authority RB Series 2011 D (AA-/A2)
1,100,000	4.000	11/15/15	1,114,762
Monroe County GO Bonds Refunding Series 2012 (A/Baa1)
3,000,000	5.000	03/01/16	3,079,230
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(e)
6,250,000	0.580	08/01/25	6,245,500
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,233,132
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/18	58,087,425
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (AAA/Aa1)
8,620,000	5.000	11/01/17	9,446,055
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (ETM) (NR/NR)(b)
2,030,000	5.000	11/01/17	2,223,053
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series D (AAA/NR)
5,240,000	5.000	11/01/17	5,742,149

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series D (ETM) (NR/NR)(b)
$6,890,000	5.000%	11/01/17	$ 7,545,239
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
13,310,000	5.000	11/01/17	14,572,587
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
1,725,000	4.000	05/01/16	1,773,731
2,215,000	4.000	05/01/17	2,337,800
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
1,335,000	4.000	09/01/15	1,340,420
3,325,000	4.000	09/01/16	3,416,903
3,000,000	4.000	09/01/17	3,137,400
3,665,000	5.000	09/01/18	3,980,483
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/Aa1)
8,475,000	5.000	08/15/17	9,228,851
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(e)
70,150,000	0.114	05/01/34	63,916,661
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Project Series 2011 B (BBB+/A3)
5,000,000	2.250	10/15/15	5,019,150
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Project Series 2011 C (BBB+/A3)
8,000,000	2.250	12/01/15	8,044,880
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A/A2)(e)
27,750,000	0.123	07/01/34	23,873,105
New York State Tax Exempt GO Bonds RMKT 10/23/12 Subseries 1996 J-2 (AA/Aa2)
8,250,000	5.000	02/15/16	8,488,590
New York State Tax Exempt GO Bonds Series 2011 E (AA+/Aa1)
6,950,000	5.000	12/15/17	7,649,031
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,273,060
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	7,844,130
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
29,525,000	5.000	05/01/19	33,358,231
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	6,919,265
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AAA/Aa1)
20,000,000	5.000	03/15/20	23,100,400
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/Aa1)
8,000,000	5.000	03/15/16	8,261,280

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/Aa1)
$26,365,000	5.000%	03/15/18	$ 29,136,225
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
750,000	4.000	04/01/16	768,188
700,000	5.000	04/01/17	745,556
670,000	4.000	04/01/18	713,054
300,000	5.000	04/01/19	334,644
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/18	1,997,481
2,250,000	5.000	03/01/19	2,519,482
3,000,000	5.000	03/01/20	3,410,760
Rockland County New York GO Bonds Refunding Series 2014 (BAM) (AA/Baa2)
1,500,000	2.000	02/15/16	1,509,435
1,500,000	3.000	02/15/19	1,572,795
635,000	3.000	02/15/20	664,813
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA/A2)
2,590,000	2.000	10/15/16	2,633,978
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A3)
2,000,000	4.000	10/01/16	2,082,080
1,000,000	4.000	10/01/17	1,068,000
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	392,385
490,000	4.000	06/01/18	528,583
575,000	5.000	06/01/19	649,371
620,000	5.000	06/01/20	705,820
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA/NR)
30,000,000	5.000	06/01/17	32,398,200
Triborough Bridge & Tunnel Authority RB General RMKT 06/28/12 Subseries 2005 B-4 (AA-/Aa3)(a)
7,500,000	0.645	01/03/17	7,495,275
Utica City School District GO Bonds Refunding Series 2013 (ST AID WITHHLDG) (NR/Baa2)
1,000,000	2.000	07/01/15	1,000,000
Yonkers New York GO Bonds Series 2011 A (AGM) (A/A3)
2,000,000	5.000	10/01/15	2,022,060
2,000,000	5.000	10/01/16	2,101,300

			520,384,052

North Carolina – 1.9%
Durham North Carolina Utility System RB Refunding Series 2011 (AAA/Aa1)
300,000	4.000	06/01/16	309,945
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	5,620,560
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
1,500,000	5.000	01/01/16	1,532,880
4,535,000	5.000	01/01/17	4,815,127
3,000,000	5.000	01/01/19	3,347,760

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
$1,815,000	3.000%	01/01/16	$ 1,837,179
2,000,000	3.000	01/01/18	2,084,400
1,275,000	5.000	01/01/18	1,391,025
2,000,000	3.000	01/01/19	2,100,120
1,000,000	5.000	01/01/19	1,117,720
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	18,215,193
North Carolina GO Bonds Refunding Series 2013 D (AAA/Aaa)
27,685,000	3.000	06/01/17	28,923,904
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/A2)(a)
6,010,000	4.000	03/01/18	6,348,063
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,065,000	4.000	12/01/16	1,113,351
1,375,000	5.000	12/01/18	1,535,022

			80,292,249

Ohio – 0.8%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
1,000,000	4.000	12/01/15	1,014,350
1,425,000	5.000	12/01/16	1,508,932
1,740,000	5.000	12/01/17	1,899,158
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
825,000	4.000	06/01/16	839,900
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,740,000	5.125	06/01/24	11,211,565
3,415,000	5.375	06/01/24	2,830,523
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aa1)
500,000	4.000	12/01/16	524,070
1,180,000	4.000	12/01/17	1,265,585
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
250,000	2.000	01/01/16	250,807
315,000	2.250	01/01/17	317,114
400,000	4.000	01/01/18	417,624
415,000	4.000	01/01/19	437,364
435,000	4.000	01/01/20	457,990
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,164,482
800,000	4.000	10/01/18	859,256
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(a)
3,000,000	2.250	09/15/16	3,035,340
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(e)
2,250,000	0.500	01/01/18	2,241,585
University of Akron General Receipts GO Bonds Series 2015 A (AA-/A1)
1,100,000	4.000	01/01/19	1,192,279

			31,467,924

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oklahoma – 1.3%
Cleveland Educational Facilities Authority RB for Norman Public Schools Project Series 2014 (A+/NR)
$1,520,000	5.000%	07/01/17	$ 1,639,578
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
3,765,000	2.000	03/01/16	3,803,968
5,470,000	2.000	03/01/17	5,583,010
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds Series 2015 (AA/NR)
5,000,000	2.000	03/01/17	5,108,250
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa3)
2,160,000	2.000	01/01/17	2,201,126
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa3)
2,795,000	2.000	01/01/16	2,816,969
2,445,000	2.000	01/01/17	2,491,553
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/Aa2)
6,200,000	3.000	07/01/19	6,568,404
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)
8,750,000	1.000	07/01/16	8,791,213
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,309,630
Tulsa Oklahoma GO Bonds Series 2013 (AA/Aa1)
3,400,000	4.000	03/01/16	3,483,334

			53,797,035

Oregon – 0.6%
Lane County Oregon Springfield School District No. 19 GO Bonds Refunding Series 2015 (SCH BD GTY) (AA+/Aa1)(d)
3,740,000	0.000	06/15/20	3,356,725
3,780,000	0.000	06/15/21	3,253,597
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,120,000	2.000	06/15/16	1,137,674
790,000	2.000	06/15/17	810,698
1,165,000	2.000	06/15/18	1,176,988
1,445,000	3.000	06/15/19	1,507,886
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (AA-/A1)
2,000,000	5.000	05/01/16	2,074,500
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,229,179
1,120,000	3.000	08/01/18	1,186,147
Portland Oregon Community College District GO Bonds Refunding Series 2015 (AA/Aa1)
10,000,000	5.000	06/15/18	11,156,600

			26,889,994

Pennsylvania – 2.6%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	815,280

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
$1,050,000	4.250%	12/15/15	$ 1,061,487
645,000	4.250	12/15/17	676,573
Butler County Hospital Authority RB for Health System Project Series 2015 A (A-/Baa1)
325,000	2.000	07/01/15	325,000
735,000	2.000	07/01/16	744,372
500,000	3.000	07/01/17	518,510
1,265,000	3.000	07/01/18	1,319,825
300,000	3.000	07/01/19	313,905
265,000	4.000	07/01/20	289,242
1,000,000	4.000	07/01/21	1,092,220
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
295,000	3.000	08/01/16	298,699
515,000	3.000	08/01/17	524,651
530,000	3.000	08/01/18	539,037
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
535,000	4.000	01/01/19	566,035
1,000,000	4.000	01/01/20	1,061,530
Derry Township School District GO Bonds Refunding Series 2015 (ST AID WITHHLDG) (AAA/NR)
1,505,000	3.000	05/15/17	1,565,937
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB+/Baa3)
1,000,000	4.000	10/01/18	1,070,470
1,000,000	4.000	10/01/19	1,077,020
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (NR/Baa2)(a)(e)
5,000,000	2.500	04/01/20	4,977,750
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
10,055,000	3.000	01/01/16	10,192,753
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,545,000	5.000	07/01/22	9,957,344
7,000,000	5.000	01/01/23	7,158,270
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(a)
1,400,000	1.250	05/01/17	1,400,966
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(a)
1,750,000	1.500	05/01/18	1,744,225
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (A-/NR)(a)
5,250,000	1.750	12/01/15	5,272,155
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/20	18,593,477

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
$390,000	3.000%	05/01/16	$ 394,103
440,000	3.000	05/01/17	448,686
1,165,000	5.000	05/01/18	1,256,650
1,000,000	5.000	05/01/19	1,098,540
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A+/A1)
625,000	4.000	09/01/15	628,750
600,000	4.000	09/01/16	623,820
500,000	3.000	09/01/17	520,370
550,000	4.000	09/01/17	584,683
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA/NR)
1,305,000	4.000	10/01/15	1,315,884
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa2)
1,000,000	5.250	08/15/15	1,006,070
Pennsylvania Turnpike Commission RB Series 2013 A (A+/A1)(e)
7,500,000	0.630	12/01/17	7,522,125
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(e)
7,000,000	0.910	12/01/20	6,958,490
Philadelphia GO Bonds Series 2011 (AGM) (AA/A2)
1,460,000	5.000	08/01/16	1,528,693
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BB+/Ba2)
1,500,000	5.000	07/01/15	1,500,000
1,500,000	5.000	07/01/16	1,548,045
2,000,000	5.000	07/01/17	2,120,680
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA/NR)(a)
5,995,000	1.400	09/01/15	6,003,093

			108,215,415

Puerto Rico – 2.6%
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (CCC/Ca)
2,645,000	5.000	12/01/15	2,118,063
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC+/Caa2)
2,025,000	5.000	07/01/15	2,025,000
14,595,000	5.000	07/01/17	11,338,710
7,285,000	5.000	07/01/19	5,223,345
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2001 A (NATL-RE-IBC) (AA-/A3)
3,935,000	5.500	07/01/15	3,935,000
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (CCC-/Caa2)
1,030,000	5.500	07/01/17	974,401
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (CCC-/Caa3)
1,500,000	5.000	07/01/16	851,385
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (CCC-/Caa3)(e)
25,850,000	0.890	07/01/31	13,873,436
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(e)
36,100,000	0.710	07/01/29	25,045,097

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (CCC-/Caa3)
$3,250,000	4.000%	07/01/16	$ 1,844,635
Puerto Rico Electric Power Authority RB Series 2008 WW (CCC-/Caa3)
8,175,000	5.500	07/01/16	4,640,048
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA/A2)
1,125,000	5.250	08/01/16	1,127,464
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CCC-/Caa2)
2,250,000	5.500	07/01/16	1,833,750
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (CCC-/Caa2)(a)
1,000,000	5.500	07/01/17	1,002,820
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (COMWLTH GTD) (CCC-/Caa2)(a)
10,850,000	5.750	07/01/17	7,812,651
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (CCC-/Caa3)
5,000,000	5.500	08/01/28	2,750,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CCC-/Caa3)
8,000,000	5.500	08/01/21	4,884,240
10,000,000	5.500	08/01/22	5,954,400
19,315,000	5.500	08/01/23	11,210,233

			108,444,678

Rhode Island – 0.4%
Providence GO Bonds Series 2013 A (BBB/Baa1)
665,000	3.000	01/15/16	673,073
315,000	4.000	01/15/18	336,871
1,545,000	5.000	01/15/19	1,729,411
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
600,000	5.000	09/15/17	649,026
500,000	4.000	09/15/18	537,830
Rhode Island Health and Educational Building Corp. Hospital Financing RB for Care New England Series 2013 A (BBB-/NR)
1,010,000	4.000	09/01/15	1,014,101
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
515,000	3.000	05/15/16	524,847
385,000	3.000	05/15/17	401,247
280,000	4.000	05/15/18	300,650
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
9,920,000	2.250	06/01/41	9,559,606

			15,726,662

South Carolina – 1.4%
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
1,380,000	5.000	03/01/19	1,566,314

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
Clemson University RB Refunding Series 2012 (AA-/Aa2)
$5,770,000	2.000%	05/01/16	$ 5,850,203
4,440,000	2.000	05/01/17	4,546,605
5,000,000	2.000	05/01/18	5,113,350
Colleton County South Carolina GO Bonds for Capital Project Sales Tax Series 2015 (AA-/Aa3)
725,000	1.500	07/01/18	731,576
2,985,000	2.000	07/01/19	3,051,864
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,025,000	3.000	02/01/16	1,041,205
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,905,000	4.000	11/01/16	1,991,011
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
4,330,000	5.000	03/01/16	4,464,360
5,895,000	5.000	03/01/17	6,318,850
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/Aa2)
6,000,000	3.600	02/01/17	6,249,960
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AAA/Aa1)
2,000,000	4.000	03/01/17	2,110,980
Richland County South Carolina School District No. 1 GO Bonds Refunding Series 2014 B (SCSDE) (AA/Aa1)
2,755,000	5.000	03/01/18	3,044,275
2,920,000	5.000	03/01/19	3,314,229
3,165,000	5.000	03/01/20	3,665,608
South Carolina Jobs-Economic Development Authority RB for Waste Management of South Carolina, Inc. Project Series 2001 (AMT) (A-/NR)
2,500,000	1.875	11/01/16	2,535,525
Spartanburg County South Carolina School District No. 1 GO Bonds Refunding Series 2014 D (SCSDE) (AA/Aa1)
1,310,000	5.000	03/01/18	1,442,100

			57,038,015

Tennessee – 0.2%
Harpeth Valley Utilities District of Davidson and Williamson Counties RB Utilities Improvement Series 1998 (NATL-RE) (AA-/Aa3)
2,500,000	5.250	09/01/17	2,622,175
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	890,000
Tennessee State GO Refunding Bonds Series 2012 B (AA+/Aaa)
6,600,000	5.000	10/01/16	6,971,382

			10,483,557

Texas – 8.2%
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/19	1,930,588
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2013 B (BBB/Baa2)(a)
4,000,000	3.000	01/04/16	4,006,120

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
City of Arlington for Permanent Improvement Bonds Series 2015 A (AAA/Aa1)
$1,075,000	2.500%	08/15/18	$ 1,120,526
725,000	3.000	08/15/19	772,045
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,213,239
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,796,620
845,000	4.000	03/01/19	928,342
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,125,000	2.000	09/01/16	1,140,322
300,000	3.000	09/01/17	311,439
250,000	3.000	09/01/18	260,403
375,000	3.000	09/01/19	391,545
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA+/Aa1)
3,335,000	5.000	02/15/16	3,431,848
Cypress-Fairbanks Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 2014 C (PSF-GTD) (AAA/Aaa)
5,455,000	4.000	02/15/19	5,992,754
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,246,784
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A2)
750,000	4.000	11/01/16	783,660
250,000	4.000	11/01/17	268,585
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
1,750,000	5.000	11/01/18	1,969,397
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
1,145,000	4.000	08/15/15	1,150,278
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,193,500
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(d)
1,930,000	0.000	02/15/17	1,905,373
Garland Independent School District Unlimited Tax Refunding Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
6,640,000	2.000	02/15/18	6,808,789
4,710,000	3.000	02/15/19	4,996,462
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,125,941
2,250,000	4.000	08/15/17	2,403,157
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A/A2)(e)
16,775,000	0.373	07/01/32	15,889,395
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(e)
20,325,000	0.373	07/01/32	19,264,176

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Houston Independent School District GO Bonds Refunding Series 2012 (PSF-GTD) (AAA/Aaa)(a)
$16,000,000	0.875%	06/01/16	$ 16,030,880
Houston Independent School District Limited Tax GO Bonds Refunding Series 2014 B (PSF-GTD) (AAA/Aaa)
10,000,000	5.000	02/15/18	11,035,400
12,000,000	5.000	02/15/19	13,596,360
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(a)
8,000,000	0.630	08/01/16	7,997,440
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(d)
1,000,000	0.000	08/15/15	999,780
Leander Independent School District Unlimited Tax Refunding Series 2015 A (PSF-GTD) (AAA/NR)(d)
2,000,000	0.000	08/15/19	1,864,880
1,500,000	0.000	08/15/20	1,359,120
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,561,657
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)
7,315,000	1.750	08/01/17	7,430,065
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 06/01/15 Series 2006 (A-/NR)(a)
5,000,000	1.800	12/01/18	5,006,550
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
200,000	4.000	04/01/17	209,202
170,000	4.000	04/01/20	182,973
400,000	4.000	04/01/21	428,768
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (AA-/A2)
4,470,000	6.000	01/01/19	4,969,523
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A-/A2)(a)
18,000,000	1.950	01/01/19	18,176,040
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(b)
5,445,000	5.750	01/01/16	5,585,808
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,376,020
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A-/A2)
2,000,000	5.000	01/01/20	2,297,900
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A-/A2)(a)
5,000,000	0.700	01/01/20	5,004,000
North Texas Tollway Authority System RB Refunding for Second Tier Series 2015 A (BBB+/A3)
1,070,000	4.000	01/01/18	1,143,434
1,000,000	5.000	01/01/19	1,118,080
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(a)
5,880,000	1.200	08/01/17	5,895,582
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(a)
8,000,000	1.000	05/31/16	8,029,440

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
$1,755,000	5.000%	10/01/15	$ 1,772,919
2,315,000	5.000	10/01/19	2,619,816
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(a)
5,000,000	2.000	12/01/18	5,092,650
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(a)
7,000,000	2.000	12/01/16	7,124,810
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 A (PSF-GTD) (AAA/Aaa)(a)
9,000,000	2.000	08/01/17	9,180,090
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)(a)
10,000,000	2.000	08/01/18	10,170,500
Texas A&M University Financing System RB Refunding for Board of Regents Series 2015 A (AA+/Aaa)
2,250,000	5.000	05/15/18	2,504,318
Texas A&M University Financing System RB Refunding for Board of Regents Series 2015 B (AA+/Aaa)
2,650,000	5.000	05/15/18	2,949,530
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
2,200,000	5.000	12/15/15	2,242,218
3,000,000	5.000	12/15/16	3,177,990
5,000,000	5.000	12/15/17	5,446,950
4,500,000	5.000	12/15/18	4,989,555
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa1)
8,845,000	5.625	12/15/17	9,414,264
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,800,000	6.875	12/31/39	9,178,026
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)(b)
7,355,000	5.000	01/01/16	7,525,710
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(a)
5,000,000	5.000	04/01/20	5,720,700
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
20,000,000	5.000	04/01/19	22,736,800
Texas Transportation Commission State Highway Fund First Tier RB Refunding Series 2014 A (AAA/Aaa)
14,625,000	5.000	04/01/18	16,224,975

			342,672,011

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
12,515,000	2.250	10/01/17	12,572,068
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa3)
680,000	4.750	07/01/15	680,000

			13,252,068

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Utah – 0.1%
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
$610,000	5.000%	09/01/15	$ 614,471
750,000	5.000	09/01/16	787,403
500,000	5.000	09/01/17	540,695
500,000	5.000	09/01/18	555,155
500,000	5.000	09/01/19	567,385

			3,065,109

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,257,413
1,420,000	4.000	10/01/16	1,460,285
1,680,000	4.000	10/01/17	1,759,850

			4,477,548

Virginia – 2.2%
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/19	9,564,501
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
20,650,000	5.000	05/15/19	23,582,919
11,680,000	5.000	05/15/20	13,600,309
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,942,313
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2014 C (AA+/Aa1)
5,325,000	5.000	08/01/18	5,956,918
Virginia State Public School Authority RB Refunding for School Financing Series 2015 A (ST AID WITHHLDG) (AA+/Aa1)
26,140,000	4.000	08/01/19	28,906,658
Wise County Virginia IDA Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A2)(a)
5,000,000	2.375	11/01/15	5,031,350
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A2)(a)
2,000,000	1.875	05/16/19	2,030,260

			90,615,228

Washington – 1.6%
City of Spokane Washington Water and Wastewater System RB Series 2014 (AA/Aa2)
2,805,000	5.000	12/01/18	3,156,326
Snohomish County School District No. 015 GO Bonds Unlimited Tax Series 2006 (NATL-RE FGIC) (SCH BD GTY) (AA+/Aa1)(b)
2,550,000	5.000	06/01/16	2,656,055
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
3,020,000	5.000	07/01/19	3,435,039

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State Motor Vehicle Fuel Tax GO Bonds Refunding Series 2015 R-F (AA+/Aa1)
$6,770,000	5.000%	07/01/19	$ 7,756,998
Washington State Various Purpose GO Bonds Refunding Series 2013 R-C (AA+/Aa1)
27,125,000	3.000	07/01/16	27,831,878
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)(b)
18,795,000	5.000	01/01/18	20,680,326

			65,516,622

West Virginia – 0.4%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(b)(d)
10,125,000	0.000	12/01/16	10,029,015
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (BBB/Baa1)(a)
3,000,000	1.625	10/01/18	2,981,670
Monongalia County Board of Education Public School RB Refunding Bonds Series 2012 (AA/NR)
1,520,000	5.000	05/01/18	1,681,424
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
500,000	5.000	05/01/17	533,525
1,445,000	5.000	05/01/18	1,581,972
1,565,000	5.000	05/01/19	1,745,945

			18,553,551

Wisconsin – 0.3%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (ETM) (AMBAC) (AA/Aa2)(b)(d)
1,500,000	0.000	09/01/15	1,499,520
Madison City Promissory Notes GO Bonds Series 2011 A (NR/Aaa)
5,500,000	5.000	10/01/16	5,809,485
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa3)
4,050,000	5.000	02/01/16	4,159,147

			11,468,152

TOTAL INVESTMENTS – 98.2%			$4,102,655,334

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			74,051,270

NET ASSETS – 100.0%			$4,176,706,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2015.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	When-issued security.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,647,444, which represents approximately 0.5% of net assets as of June 30, 2015.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond
Assurance Corp.
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance
Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance
Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance
Guarantee Corp., which reinsures
Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance
Guarantee Corp. - Insured Bond
Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of
Education
SD CRED PROG	— School District Credit Program
ST AID DIR DEP	— State Aid Direct Deposit
ST AID WITHHLDG	— State Aid Withholding
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on June 30, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	0.934%	$(5)	$(7,752)
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	0.934	(383,206)	367,692

TOTAL						$(383,211)	$359,940

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,114,348,349

Gross unrealized gain	46,766,177
Gross unrealized loss	(58,459,192)

Net unrealized security loss	$(11,693,015)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Tax-Free Money Market Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Tax-Free Money Market Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2015:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$594,419,303	$—
Investment Company	7,851,384	—	—
Total	$7,851,384	$594,419,303	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$73,538	$—

Liabilities(a)
Interest Rate Swap Contracts	$—	$(444,946)	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$3,291,644,800	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$1,647,102	$—

Liabilities(a)
Credit Default Swap Contracts	$—	$(444,081)	$—
Interest Rate Swap Contract	—	(1,665,752)	—
	$—	$(2,109,833)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,102,655,334	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$367,692	$—

Liabilities(a)
Credit Default Swap Contracts	$—	$(7,752)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The High Yield Municipal Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 28, 2015

*	Print the name and title of each signing officer under his or her signature.